UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Tax-Free Cash Central Fund Fidelity® Tax-Free Cash Central Fund

This annual shareholder report contains information about Fidelity® Tax-Free Cash Central Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$2,687,967,908
Number of Holdings	348
Total Advisory Fee	$0
What did the Fund invest in?
(as of May 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	96.7

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 78.1
Tender Option Bond - 18.8
Net Other Assets (Liabilities) - 3.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913317.102    1335-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Securities Lending Cash Central Fund Fidelity® Securities Lending Cash Central Fund

This annual shareholder report contains information about Fidelity® Securities Lending Cash Central Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Securities Lending Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,300,974,308
Number of Holdings	53
Total Advisory Fee	$0
What did the Fund invest in?
(as of May 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	43.8
8-30	15.6
31-60	20.4
61-90	11.0
91-180	9.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 62.2
Repurchase Agreements - 34.9
Non-Negotiable Time Deposit - 2.8
U.S. Government Agency - Debt - 0.3
Net Other Assets (Liabilities) - (0.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913316.102    761-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Municipal Cash Central Fund Fidelity® Municipal Cash Central Fund

This annual shareholder report contains information about Fidelity® Municipal Cash Central Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$3,731,990,370
Number of Holdings	425
Total Advisory Fee	$0
What did the Fund invest in?
(as of May 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	99.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 75.0
Tender Option Bond - 24.9
Net Other Assets (Liabilities) - 0.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913315.102    698-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Cash Central Fund Fidelity® Cash Central Fund

This annual shareholder report contains information about Fidelity® Cash Central Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$65,394,476,656
Number of Holdings	56
Total Advisory Fee	$0
What did the Fund invest in?
(as of May 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	49.5
8-30	13.6
31-60	18.3
61-90	10.0
91-180	9.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 54.5
Repurchase Agreements - 40.4
Non-Negotiable Time Deposit - 4.6
Commercial Paper - 0.6
U.S. Government Agency - Debt - 0.3
Net Other Assets (Liabilities) - (0.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913314.102    693-TSRA-0726

Item 2.

Code of Ethics

As of the end of the period, May 31, 2026, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,200	$-	$5,500	$100

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,800	$-	$5,800	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the “Funds”):

Services Billed by PwC

May 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$39,200	$200	$2,200	$100
Fidelity Municipal Cash Central Fund	$31,300	$200	$2,200	$100
Fidelity Securities Lending Cash Central Fund	$38,800	$200	$2,200	$100

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$40,300	$2,900	$2,200	$1,200
Fidelity Municipal Cash Central Fund	$31,900	$2,400	$2,200	$1,000
Fidelity Securities Lending Cash Central Fund	$39,600	$2,900	$2,200	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2026A	May 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$3,964,900

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2026A	May 31, 2025A
Audit-Related Fees	$9,348,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2026A	May 31, 2025A
Deloitte Entities	$2,592,800	$4,477,600
PwC	$14,568,600	$14,895,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Tax-Free Cash Central Fund

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Tax-Free Cash Central Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Tender Option Bond - 18.8%
	Principal Amount (a)	Value ($)
Alabama - 0.9%
Black Belt Energy Gas Dist Alagas Proj Rev Participating VRDN Series 2026 XM1361, 1.62% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,900,000	1,900,000
Black Belt Energy Gas Dist Alagas Proj Rev Participating VRDN Series 2026 XM1362, 1.62% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,200,000	2,200,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 XL0702, 1.62% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,300,000	1,300,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 ZL0724, 1.62% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,400,000	2,400,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1127, 3% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,800,000	2,800,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 1.62% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 1.62% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Energy Southeast AL Coop District Participating VRDN Series 2023 ZL0521, 1.62% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5065, 1.6% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,700,000	5,700,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5088, 1.77% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	3,100,000	3,100,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5104, 1.77% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	2,800,000	2,800,000
TOTAL ALABAMA		25,300,000
Alabama,Arizona - 0.1%
Jefferson County AL Board Ed Participating VRDN Series 2023 YX1319, 1.61% 2/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,025,000	2,025,000
Alaska - 0.2%
J P Morgan Chase Putters / Drivers Tr Var Sts Gen. Oblig. Participating VRDN Series 5112, 3.15% 12/15/2026 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	4,100,000	4,100,000
Arizona - 0.2%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 1.77% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	200,000	200,000
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 1.6% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,100,000	2,100,000
Mesa AZ Util Sys Rev Participating VRDN 1.62% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	700,000	700,000
Salt Verde Finl Corp Sr Gas Rev Participating VRDN Series 2018 XF2537, 1.61% 12/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,215,000	3,215,000
TOTAL ARIZONA		6,215,000
Colorado - 0.1%
Regional Transn Dist CO Sales Participating VRDN Series 2025 CF7024, 1.6% 11/1/2033 (Liquidity Facility Citibank NA) (b)(c)	1,900,000	1,900,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 1.61% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,545,000	4,545,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 1.61% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,000,000	5,000,000
TOTAL CONNECTICUT		9,545,000
Delaware - 0.1%
Delaware St Hlth Facs Auth Rev Participating VRDN Series 2026 XL0732, 2.95% 10/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,100,000	2,100,000
District Of Columbia - 0.2%
District Columbia Income Tax Rev Participating VRDN Series 2025 ZF3380, 1.6% 6/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,660,000	4,660,000
District Of Columbia,Virginia - 0.0%
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XF0853, 1.61% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	835,000	835,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 1.62% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	25,000	25,000
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		860,000
Florida - 2.9%
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN 3.02% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,500,000	5,500,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 1.67% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,300,000	2,300,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 1.68% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	460,000	460,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 BAML5055, 2.88% 8/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)	6,000,000	6,000,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 1.6% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,330,000	3,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 1.6% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,200,000	1,200,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1246, 1.6% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,000,000	1,000,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 ZF3394, 1.6% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,150,000	3,150,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5078, 2.95% 12/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	13,736,000	13,736,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5108, 1.6% 7/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,700,000	5,700,000
Jacksonville Fla Spl Rev Participating VRDN Series 2025 XL0618, 2.95% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,800,000	2,800,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2025 XM1219, 2.95% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,620,000	2,620,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 1.62% 3/15/2047 (Liquidity Facility Citibank NA) (b)(c)	5,300,000	5,300,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2026 CF7087, 1.6% 3/15/2046 (Liquidity Facility Citibank NA) (b)(c)	6,300,000	6,300,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2025 XL0725, 2.9% 10/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,200,000	4,200,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 1.62% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,300,000	1,300,000
Miami-Dade FL The Villages Apts Participating VRDN Series 2024 MIZ9196, 3% 5/14/2036 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	6,890,000	6,890,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 1.67% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	400,000	400,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 1.6% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,000,000	1,000,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 1.67% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	900,000	900,000
Tampa Bay Water Participating VRDN Series 2023 ZL0485, 1.6% 10/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,665,000	1,665,000
Tampa FL Hosp Rev Participating VRDN Series 2025 XG0613, 1.6% 8/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	900,000	900,000
TOTAL FLORIDA		76,651,000
Georgia - 0.7%
Brookhaven Development Authority Participating VRDN Series 2023 XF1503, 2.95% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,400,000	9,400,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 1.61% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,000,000	1,000,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF1554, 1.61% 1/1/2059 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	300,000	300,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 1.62% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(c)	500,000	500,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0472, 1.61% 1/1/2063 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,500,000	2,500,000
Main Str Nat Gas Inc GA Gas Supply Rev Participating VRDN Series 2026 XM1363, 1.62% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,125,000	1,125,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XF1601, 1.6% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,000,000	1,000,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XG0489, 1.6% 12/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,710,000	2,710,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 1.62% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 1.62% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(c)	250,000	250,000
TOTAL GEORGIA		19,085,000
Illinois - 1.2%
Chicago Il Participating VRDN Series E 169, 1.63% 5/31/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	9,500,000	9,500,000
Chicago Transit Auth Participating VRDN Series 2023 XG0487, 1.6% 12/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,660,000	3,660,000
Illinois Fin Auth Participating VRDN 1.6% 5/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,500,000	1,500,000
Illinois Gen. Oblig. Participating VRDN 1.62% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,800,000	1,800,000
Illinois Gen. Oblig. Participating VRDN Series 2022 XL0260, 1.6% 3/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,200,000	1,200,000
Illinois Housing Development Authority Participating VRDN Series 2026 XF8140, 1.61% 10/1/2046 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	1,850,000	1,850,000
Illinois Met Pier & Exp Auth Participating VRDN Series 2025 XF1905, 1.61% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,825,000	2,825,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 1.6% 1/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,600,000	1,600,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5103, 1.6% 8/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,100,000	1,100,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 1.61% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	400,000	400,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN 1.6% 11/1/2061 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,200,000	1,200,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN 1.6% 11/1/2066 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,750,000	6,750,000
TOTAL ILLINOIS		33,385,000
Kentucky - 0.7%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 1.67% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	500,000	500,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 1.62% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 1.62% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Kentucky Property & Buildings Commission Rev Participating VRDN Series 2017 XG0113, 1.61% 4/1/2032 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,600,000	5,600,000
Louisville & Jefferson KY Swr Sys Rev Participating VRDN 1.6% 5/15/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	800,000	800,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 BAML5070, 2.95% 2/1/2046 (Liquidity Facility Bank of America, N.A.) (b)(c)	11,440,000	11,440,000
TOTAL KENTUCKY		18,940,000
Maryland - 0.1%
Montgomery County Housing Opportunities Commission Participating VRDN 1.6% 1/1/2071 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,900,000	1,900,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 BAML5071, 2.88% 7/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,900,000	1,900,000
TOTAL MARYLAND		3,800,000
Michigan - 3.1%
Eastern Michigan Univ Revs Participating VRDN 2.88% 3/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	13,600,000	13,600,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN 2.98% 5/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	52,000,000	52,000,000
Michigan Fin Auth Rev Participating VRDN Series 2019 XF0782, 1.6% 2/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	230,000	230,000
Michigan Fin Auth Rev Participating VRDN Series 2023 XF1667, 1.6% 11/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,250,000	2,250,000
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 1.62% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,600,000	2,600,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 2.88% 6/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,795,000	7,795,000
Michigan St Hosp Fin Auth Rev Participating VRDN 1.6% 11/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,500,000	2,500,000
TOTAL MICHIGAN		80,975,000
Minnesota - 0.2%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 1.61% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,685,000	4,685,000
Missouri - 0.7%
Missouri Health & Edl Facilities Auth Participating VRDN Series 2023 XF1611, 1.61% 11/15/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,750,000	3,750,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 1.62% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,800,000	7,800,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 1.61% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,200,000	3,200,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1841, 1.6% 4/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,670,000	2,670,000
Missouri St Hsg Dev Commn Single Family Mtg Rev Participating VRDN Series 2025 XF1885, 1.6% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,250,000	1,250,000
Montana Hlth Facs Auth Rev Participating VRDN 1.6% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	600,000	600,000
TOTAL MISSOURI		19,270,000
Nebraska - 0.1%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 1.62% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	145,000	145,000
Nebraska Invt Fin Auth Single Family Hsg Rev Participating VRDN Series 2024 YX1335, 1.6% 9/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,910,000	1,910,000
TOTAL NEBRASKA		2,055,000
New York - 0.1%
New York City Gen. Oblig. Participating VRDN 1.6% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,950,000	2,950,000
North Carolina - 0.2%
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 1.6% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,000,000	1,000,000
City of Durham NC Water & Sewer Utility System Revenue Participating VRDN Series 2026 XM1357, 1.6% 8/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,600,000	3,600,000
TOTAL NORTH CAROLINA		4,600,000
Ohio - 0.2%
Franklin Cnty OH Hosp Facs Rev Participating VRDN Series 2025 XF8110, 2.95% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,800,000	1,800,000
Ohio Hosp Rev Rbc Participating VRDN Series C 18, 1.61% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 1.6% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	335,000	335,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2024 XL0540, 1.6% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,800,000	2,800,000
TOTAL OHIO		5,235,000
Oklahoma - 0.1%
OK Dev Fin Auth health Sys Rev Participating VRDN Series 2026 YX1453, 1.62% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,790,000	3,790,000
Oregon - 0.3%
Clackamas Cnty OR Sch Dist No 62 Participating VRDN Series 2023 XG0533, 1.61% 6/15/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,905,000	3,905,000
Deschutes Cnty OR Admin Sch Dist No 1 Participating VRDN Series 2026 CF7076, 1.6% 6/15/2039 (Liquidity Facility Citibank NA) (b)(c)	4,265,000	4,265,000
Multinomah OR Adventist Health Participating VRDN 1.6% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	900,000	900,000
TOTAL OREGON		9,070,000
Pennsylvania - 1.0%
Geisinger Auth PA Hlth Sys Rev Participating VRDN Series 2025 XF3344, 1.6% 2/15/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,000,000	2,000,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5077, 1.6% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,400,000	9,400,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 1.61% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	900,000	900,000
Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN 3% 9/19/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	2,600,000	2,600,000
Pennsylvania Turnpike Commission Participating VRDN Series 2025 XG0626, 1.6% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	400,000	400,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2025 XL0621, 2.95% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,100,000	7,100,000
Philadelphia PA Wtr & Wastewtr Rev Participating VRDN Series 2025 XM1300, 1.6% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	300,000	300,000
Philadelphia School District Participating VRDN Series 2023 XG0536, 1.6% 9/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 1.6% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	900,000	900,000
TOTAL PENNSYLVANIA		26,100,000
South Carolina - 0.5%
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN 1.6% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,800,000	5,800,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XG0539, 1.6% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,750,000	3,750,000
South Carolina Jobs Eda Hosp Participating VRDN 1.6% 11/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,500,000	1,500,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XF1548, 1.6% 12/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
TOTAL SOUTH CAROLINA		14,050,000
Tennessee - 0.1%
Chattanooga TN Commonspirit Health Participating VRDN Series 2025 XG0611, 1.6% 8/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,970,000	1,970,000
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 1.6% 1/1/2042 (Liquidity Facility Citibank NA) (b)(c)	1,400,000	1,400,000
TOTAL TENNESSEE		3,370,000
Texas - 2.5%
Board of Regents of the University of Texas System Participating VRDN Series 2025 XF3401, 1.6% 8/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,095,000	3,095,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 1.72% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	600,000	600,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 1.6% 10/1/2046 (Liquidity Facility Citibank NA) (b)(c)	1,300,000	1,300,000
Harris Cnty TX Gen. Oblig. Participating VRDN 1.6% 9/15/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,160,000	2,160,000
Harris County Children's Hosp Participating VRDN Series E 149, 1.6% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,700,000	1,700,000
Lamar TX Isd Participating VRDN Series 2023 XM1103, 2.95% 2/15/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,500,000	2,500,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 1.62% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	1,700,000	1,700,000
Lamar TX Isd Participating VRDN Series 2025 XX1391, 1.6% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	900,000	900,000
Lamar TX Isd Participating VRDN Series 2026 XF8135, 1.6% 2/15/2061 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,100,000	1,100,000
Las Varas TX Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9171, 3% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	4,890,000	4,890,000
Leander Independent School District Participating VRDN Series 2025 XM1327, 2.95% 8/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,430,000	3,430,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 1.67% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	3,400,000	3,400,000
Lubbock TX Indpt Sch Dist Participating VRDN Series 2026 XF8121, 2.95% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,000,000	2,000,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 1.68% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	215,000	215,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XF1975, 1.6% 2/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,500,000	1,500,000
Port Arthur TX Indpt Sch Dist Participating VRDN Series 2025 XF8115, 2.95% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,900,000	3,900,000
Princeton TX Indpt Sch Dist Participating VRDN Series 2023 XF3192, 1.59% 2/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,125,000	3,125,000
Prosper Tex Indpt Sch Dist Participating VRDN Series 2025 XF3417, 1.6% 2/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,655,000	2,655,000
Rbc Mun Prods Inc Tr Var Sts Participating VRDN 1.6% 2/15/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,010,000	2,010,000
Rbc Mun Prods Inc Tr Var Sts Participating VRDN Series G 129, 1.6% 3/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,400,000	2,400,000
San Antonio TX Elec & Gas Rev Participating VRDN 2.95% 2/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,100,000	2,100,000
San Antonio TX Gen. Oblig. Participating VRDN 1.6% 8/1/2039 (Liquidity Facility Citibank NA) (b)(c)	1,200,000	1,200,000
Tarrant County Cultural Ed Facilities Fin Corp Rev Participating VRDN Series 2022 XG0399, 1.6% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,750,000	3,750,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 XM1364, 1.6% 8/1/2057 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,665,000	2,665,000
Texas Wtr Dev Brd Participating VRDN Series 2023 XF3154, 1.6% 10/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,000,000	2,000,000
Texas Wtr Dev Brd Participating VRDN Series 2023 ZF1678, 1.6% 10/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,420,000	3,420,000
Texas Wtr Dev Brd Participating VRDN Series 2025 ZL0662, 1.6% 10/15/2059 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,640,000	1,640,000
Travis TX Hog Eye Apts Participating VRDN Series 2024 MIZ9197, 3% 2/1/2068 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	2,900,000	2,900,000
Waller TX Indpt Sch Dist Participating VRDN Series 2025 XG0596, 1.6% 2/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,405,000	3,405,000
TOTAL TEXAS		67,660,000
Utah - 0.1%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2025 XF1958, 1.6% 6/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,080,000	3,080,000
Virginia - 0.5%
Norfolk Econ Dev Health Care Facs Participating VRDN 1.61% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 1.67% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	7,600,000	7,600,000
Virginia Small Business Fing Auth Healthcare Facs Rev Participating VRDN 3% 12/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,500,000	3,500,000
TOTAL VIRGINIA		14,100,000
Washington - 0.3%
King Cnty Wa Pub Hosp Dist 002 Participating VRDN Series 2026 XL0741, 2.9% 12/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,310,000	3,310,000
Multicare Health Sys Participating VRDN Series E 153, 1.6% 8/15/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,600,000	3,600,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2023 XF1514, 1.61% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,025,000	2,025,000
TOTAL WASHINGTON		8,935,000
West Virginia - 0.2%
West Virginia Hosp Fin Auth Hosp Rev Participating VRDN Series 2023 XF1537, 1.61% 6/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	5,520,000	5,520,000
Wisconsin - 0.8%
Wisconsin Health & Edl Facilities Auth Rev Participating VRDN 2.94% 2/15/2040 (Liquidity Facility Bank of America, N.A.) (b)(c)	21,100,000	21,100,000
TOTAL TENDER OPTION BOND (Cost $505,111,000)		505,111,000

Variable Rate Demand Note - 78.1%
	Principal Amount (a)	Value ($)
Alabama - 3.6%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014A, 2.88% 12/1/2037 VRDN (c)	53,505,000	53,505,000
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014B, 2.88% 12/1/2037 VRDN (c)	33,100,000	33,100,000
Eutaw AL Idl Dev Bd Pln Ctl Rv (Alabama Power & Light Proj.) 2.88% 6/1/2028 VRDN (c)	9,700,000	9,700,000
TOTAL ALABAMA		96,305,000
Alaska - 1.0%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 1.59% 3/1/2035 (ConocoPhillips Guaranteed) VRDN (c)	4,600,000	4,600,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 1.59% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (c)	20,000,000	20,000,000
Valdez Alaska Marine Term Rev (Exxon Pipeline Co Proj.) 2.85% 12/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (c)	2,700,000	2,700,000
TOTAL ALASKA		27,300,000
Arizona - 1.2%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) Series 2025C, 1.55% 7/1/2055 VRDN (c)	6,800,000	6,800,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.8% 2/1/2048, LOC TD Bank NA VRDN (c)	11,130,000	11,130,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 2.8% 2/1/2048, LOC TD Bank NA VRDN (c)	1,255,000	1,255,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024B, 2.85% 12/1/2048, LOC JPMorgan Chase Bank NA VRDN (c)	4,700,000	4,700,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024C, 1.55% 12/1/2054, LOC Royal Bank of Canada VRDN (c)	3,025,000	3,025,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 1.77% 5/1/2029 VRDN (c)	6,300,000	6,300,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 1.82% 5/1/2029 VRDN (c)	200,000	200,000
TOTAL ARIZONA		33,410,000
Colorado - 0.9%
Colorado Health Facilities Authority (Childrens Hospital Assoc, Co Proj.) Series 2020B, 1.45% 12/1/2052, LOC TD Bank NA VRDN (c)	7,300,000	7,300,000
University of Colorado Hospital Authority Series 2018B, 2.8% 11/15/2035 VRDN (c)	16,265,000	16,265,000
TOTAL COLORADO		23,565,000
Connecticut - 1.5%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 1.57% 11/15/2048 (Liquidity Facility TD Bank NA) VRDN (c)	1,200,000	1,200,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 B 3, 1.55% 11/15/2048 (Liquidity Facility Royal Bank of Canada) VRDN (c)	1,025,000	1,025,000
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 1.6% 7/1/2042 VRDN (c)	1,960,000	1,960,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024C 1, 1.55% 7/1/2060 VRDN (c)	3,200,000	3,200,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024C 2, 1.3% 7/1/2060 VRDN (c)	14,990,000	14,990,000
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 1.55% 11/15/2052 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (c)	1,000,000	1,000,000
Connecticut State Health & Educational Facilities Authority (Yale-New Haven Hospital Inc Proj.) Series O, 1.3% 7/1/2053 VRDN (c)	17,535,000	17,535,000
TOTAL CONNECTICUT		40,910,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.76% 10/1/2028 VRDN (c)	800,000	800,000
District Of Columbia - 0.3%
District Columbia Hsg Fin Mult (Park 7 Gp Llc Proj.) Series 2012, 1.6% 2/1/2046, LOC Freddie Mac Non Gold Pool VRDN (c)	1,880,000	1,880,000
District Columbia Rev (Childrens National Med Ctr, Dc Proj.) Series 2025, 1.64% 7/15/2049, LOC Truist Bank VRDN (c)	6,100,000	6,100,000
TOTAL DISTRICT OF COLUMBIA		7,980,000
Florida - 2.3%
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 1.4% 4/1/2039 VRDN (c)	3,300,000	3,300,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 1.7% 4/1/2039 VRDN (c)	3,800,000	3,800,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 1.7% 5/1/2029 VRDN (c)	2,500,000	2,500,000
Gainesville FL Utils Sys Rev Series 2019C, 2.9% 10/1/2047, LOC Bank of America NA VRDN (c)	15,400,000	15,400,000
Highlands County Health Facilities Authority (Advent Health Proj.) 1.55% 11/15/2033 VRDN (c)	3,100,000	3,100,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) 1.27% 11/15/2042 (Liquidity Facility PNC Bank NA) VRDN (c)	18,800,000	18,800,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024 G, 1.55% 11/15/2044 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	5,400,000	5,400,000
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026B, 2.85% 4/1/2065, LOC TD Bank NA VRDN (c)(d)	3,100,000	3,100,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) Series 2009B, 1.55% 1/1/2039, LOC TD Bank NA VRDN (c)	3,330,000	3,330,000
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 1.6% 7/1/2032, LOC Northern Trust CO Chicago VRDN (c)	3,110,000	3,110,000
TOTAL FLORIDA		61,840,000
Georgia - 2.2%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.9% 7/1/2049 VRDN (c)	18,900,000	18,900,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 2.9% 11/1/2052 VRDN (c)	7,300,000	7,300,000
Coweta Cnty GA Dev Au Poll Ctl (Georgia Power Co Proj.) 2.95% 6/1/2032 VRDN (c)	3,600,000	3,600,000
Effingham Cnty GA Indl Dev Auth Pollution Ctl Rev (Georgia Power Co Proj.) 2.95% 2/1/2038 VRDN (c)	11,400,000	11,400,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 2.9% 9/1/2029 VRDN (c)	9,300,000	9,300,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 1.65% 6/1/2049 VRDN (c)	500,000	500,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series FIRST 2002, 1.69% 9/1/2037 VRDN (c)	1,900,000	1,900,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.95% 4/1/2032 VRDN (c)	6,900,000	6,900,000
TOTAL GEORGIA		59,800,000
Illinois - 1.0%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 1.85% 2/1/2033, LOC Northern Trust CO Chicago VRDN (c)	700,000	700,000
Illinois Fin Auth Rev (Illinois College Proj.) 1.55% 10/1/2030, LOC US Bank NA/Cincinnati OH VRDN (c)	4,695,000	4,695,000
Illinois Fin Auth Rev (Little Co Mary Sis Hltcr Sy,Il Proj.) 1.57% 8/15/2035, LOC TD Bank NA VRDN (c)	1,090,000	1,090,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2043, LOC TD Bank NA VRDN (c)	5,800,000	5,800,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2044, LOC TD Bank NA VRDN (c)	9,620,000	9,620,000
Lake Cnty Ill Multifamily Hsg Rev (Whispering Oaks Associates Lp Proj.) 1.6% 11/1/2045, LOC Freddie Mac Non Gold Pool VRDN (c)	5,200,000	5,200,000
TOTAL ILLINOIS		27,105,000
Indiana - 4.9%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2026 B, 2.85% 11/1/2056 (Liquidity Facility Bank of America NA) VRDN (c)	26,600,000	26,600,000
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2026C, 2.85% 11/1/2056 (Liquidity Facility Bank of America NA) VRDN (c)	15,610,000	15,610,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 1.61% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (c)	1,500,000	1,500,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.85% 10/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	10,845,000	10,845,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.85% 12/1/2039, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	4,825,000	4,825,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025 D 2, 1.6% 11/15/2054 VRDN (c)	49,320,000	49,320,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025 D1, 1.55% 11/15/2054 VRDN (c)	12,300,000	12,300,000
Indiana St Fin Auth Rev (Trinity Health Proj.) 1.58% 12/1/2034 VRDN (c)	11,300,000	11,300,000
TOTAL INDIANA		132,300,000
Iowa - 2.0%
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 1, 2.8% 2/15/2039, LOC TD Bank NA VRDN (c)	14,510,000	14,510,000
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 2, 2.8% 2/15/2039, LOC TD Bank NA VRDN (c)	11,700,000	11,700,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 1.67% 9/1/2036 VRDN (c)	7,600,000	7,600,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 F, 2.8% 7/1/2041, LOC TD Bank NA VRDN (c)	19,610,000	19,610,000
TOTAL IOWA		53,420,000
Kansas - 0.5%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 1.72% 9/1/2035 VRDN (c)	4,200,000	4,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 1.72% 9/1/2035 VRDN (c)	2,650,000	2,650,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 1.7% 4/15/2027 VRDN (c)	3,040,000	3,040,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 1.7% 4/15/2032 VRDN (c)	900,000	900,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 1.7% 4/15/2032 VRDN (c)	1,600,000	1,600,000
TOTAL KANSAS		12,390,000
Kentucky - 1.7%
Kentucky Bond Development Corp (Baptist Health Obligated Group Proj.) Series 2025 B, 2.9% 8/15/2055, LOC Truist Bank VRDN (c)	21,725,000	21,725,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 1.5% 10/1/2039, LOC PNC Bank NA VRDN (c)	6,155,000	6,155,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023C, 2.9% 10/1/2053, LOC Truist Bank VRDN (c)	6,255,000	6,255,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023D, 2.9% 10/1/2053, LOC Truist Bank VRDN (c)	10,400,000	10,400,000
TOTAL KENTUCKY		44,535,000
Louisiana - 4.7%
East Baton Rouge Parish LA Inc Indl Dev Brd Rev (Exxon Capital Ventures Inc Proj.) 2.85% 8/1/2035 (Exxon Mobil Corp Guaranteed) VRDN (c)	17,455,000	17,455,000
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Medical Center Proj.) Series 2017B, 1.59% 9/1/2057, LOC TD Bank NA VRDN (c)	16,100,000	16,100,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 1.64% 12/1/2039 VRDN (c)	10,000,000	10,000,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 1.64% 8/1/2049 VRDN (c)	46,000,000	46,000,000
Louisiana Pub Facs Auth Rev (Christus Health Proj.) 1.3% 7/1/2047, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	6,300,000	6,300,000
Louisiana St Gas & Fuel Tax Rv 2.8% 5/1/2043, LOC TD Bank NA VRDN (c)	7,570,000	7,570,000
Louisiana St Gas & Fuel Tax Rv 2.8% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (c)	15,030,000	15,030,000
Louisiana St Gas & Fuel Tax Rv 2.8% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (c)	4,265,000	4,265,000
St James Parish LA Rev (Nucor Corp Proj.) 1.75% 11/1/2040 VRDN (c)	3,300,000	3,300,000
St James Parish LA Rev (Nucor Corp Proj.) 1.82% 11/1/2040 VRDN (c)	1,175,000	1,175,000
TOTAL LOUISIANA		127,195,000
Maryland - 0.2%
Montgomery Cnty MD Hsg Oppt Rv 1.57% 1/1/2049, LOC TD Bank NA VRDN (c)	4,140,000	4,140,000
Massachusetts - 0.2%
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 2.8% 3/1/2048, LOC TD Bank NA VRDN (c)	2,700,000	2,700,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 2.8% 3/1/2048, LOC TD Bank NA VRDN (c)	2,000,000	2,000,000
Massachusetts St Wtr Res Auth Series 2025 E, 1.57% 8/1/2031 (Liquidity Facility TD Bank NA) VRDN (c)	2,000,000	2,000,000
TOTAL MASSACHUSETTS		6,700,000
Michigan - 2.6%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 1.59% 7/1/2041, LOC JPMorgan Chase Bank NA VRDN (c)	5,465,000	5,465,000
Michigan Finance Authority (Corewell Health Proj.) Series 2025D, 1.55% 1/15/2055 VRDN (c)	63,900,000	63,900,000
TOTAL MICHIGAN		69,365,000
Minnesota - 1.1%
Minnesota Agricultural & Economic Development Board (Fairview Hsp & Hltcare Srv Sys Proj.) 2.85% 11/15/2065, LOC Bank of America NA VRDN (c)	29,300,000	29,300,000
Mississippi - 5.4%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (c)	37,450,000	37,450,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (c)	14,600,000	14,600,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (c)	9,480,000	9,480,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (c)	8,160,000	8,160,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (c)	6,700,000	6,700,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (c)	4,800,000	4,800,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.85% 12/1/2030 (Chevron Corp Guaranteed) VRDN (c)	28,055,000	28,055,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.85% 12/1/2030 (Chevron Corp Guaranteed) VRDN (c)	5,950,000	5,950,000
Mississippi Business Fin Corp Port Fac Rev (Chevron Usa Inc Proj.) Series 2023, 2.85% 6/1/2043 (Chevron Corp Guaranteed) VRDN (c)	21,000,000	21,000,000
Mississippi Dev Bank Spl Oblig (Jackson Cnty Ms Port Fac Rev Proj.) 2.85% 12/1/2039 (Chevron Corp Guaranteed) VRDN (c)	9,300,000	9,300,000
TOTAL MISSISSIPPI		145,495,000
New Hampshire - 0.1%
National Fin Auth NH Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 1.64% 11/1/2064, LOC Truist Bank VRDN (c)	2,600,000	2,600,000
New York - 9.8%
City of New York NY Gen. Oblig. 2.85% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	38,355,000	38,355,000
City of New York NY Gen. Oblig. Series 2014 D 4, 2.8% 8/1/2040, LOC TD Bank NA VRDN (c)	6,160,000	6,160,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 3, 2.8% 9/1/2049 (Liquidity Facility Bank of Montreal/Chicago IL) VRDN (c)	20,330,000	20,330,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 2.8% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (c)	17,145,000	17,145,000
City of New York NY Gen. Oblig. Series G 3, 2.8% 2/1/2055 (Liquidity Facility TD Bank NA) VRDN (c)	15,320,000	15,320,000
Metropolitan Transn Auth NY Rv 2.85% 11/1/2030, LOC Bank of America NA VRDN (c)	3,500,000	3,500,000
Metropolitan Transn Auth NY Rv Series 2015 E 3, 2.85% 11/15/2050, LOC Bank of America NA VRDN (c)	17,185,000	17,185,000
Metropolitan Transn Auth NY Rv Series SUB 2012G 3, 2.9% 11/1/2031, LOC Royal Bank of Canada/New York NY VRDN (c)	18,130,000	18,130,000
New York NY City Indl Dev Agy (Various Capital Projects) 2.85% 5/1/2033, LOC Bank of America NA VRDN (c)	6,595,000	6,595,000
New York NY City Transitional Fin Auth Rev Series 2013 FISCAL A 7, 1.55% 8/1/2039 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	3,250,000	3,250,000
New York NY City Transitional Fin Auth Rev Series 2015 E 4, 2.85% 2/1/2045 (Liquidity Facility Bank of America NA) VRDN (c)	4,505,000	4,505,000
New York NY City Transitional Fin Auth Rev Series 2016, 2.85% 8/1/2041 (Liquidity Facility Bank of America NA) VRDN (c)	1,200,000	1,200,000
New York NY City Transitional Fin Auth Rev Series A 4, 2.8% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	8,285,000	8,285,000
New York NY City Transitional Fin Auth Rev Series A-3, 2.86% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	14,700,000	14,700,000
New York NY Cty Muni Wtr Fin Auth 2.8% 6/15/2043 (Liquidity Facility TD Bank NA) VRDN (c)	1,470,000	1,470,000
New York NY Cty Muni Wtr Fin Auth Series 2014 AA 3, 2.8% 6/15/2049 (Liquidity Facility TD Bank NA) VRDN (c)	18,865,000	18,865,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 2, 2.85% 6/15/2049 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	11,280,000	11,280,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2.85% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (c)	4,400,000	4,400,000
New York NY Cty Muni Wtr Fin Auth Series BB 1A, 2.95% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	7,945,000	7,945,000
New York NY Cty Muni Wtr Fin Auth Series BB 1B, 2.95% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	18,885,000	18,885,000
New York NY Cty Muni Wtr Fin Auth Series BB 2, 2.8% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	2,930,000	2,930,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 1, 2.8% 6/15/2055 (Liquidity Facility TD Bank NA) VRDN (c)	1,475,000	1,475,000
NY Mta Dedicated Tax Fund Series 2008A 1, 2.8% 11/1/2031, LOC TD Bank NA VRDN (c)	12,875,000	12,875,000
Triborough Brdg & Tunl NY Revs Series 2005B 4A, 2.8% 1/1/2032, LOC TD Bank NA VRDN (c)	8,960,000	8,960,000
TOTAL NEW YORK		263,745,000
North Carolina - 2.7%
Atrium Health (Carolinas Healthcare System Proj.) 2.8% 1/15/2044, LOC TD Bank NA VRDN (c)	41,670,000	41,670,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 1.65% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (c)	1,000,000	1,000,000
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 B, 2.8% 1/1/2050 (Liquidity Facility TD Bank NA) VRDN (c)	11,380,000	11,380,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017C, 2.9% 10/1/2039, LOC Truist Bank VRDN (c)	10,100,000	10,100,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017D, 2.9% 10/1/2032, LOC Truist Bank VRDN (c)	7,600,000	7,600,000
TOTAL NORTH CAROLINA		71,750,000
Ohio - 6.7%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) 2.9% 6/1/2034, LOC Truist Bank VRDN (c)	18,175,000	18,175,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 1.61% 5/1/2049, LOC Northern Trust CO Chicago VRDN (c)	1,765,000	1,765,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) Series 2017 B, 1.45% 11/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	2,410,000	2,410,000
Franklin Cnty OH Hosp Facs Rev (Ohiohealth Corporation Proj.) Series 2011D, 1.55% 11/15/2033 VRDN (c)	17,532,000	17,532,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 1.6% 11/15/2041 (Liquidity Facility Barclays Bank PLC) VRDN (c)	60,110,000	60,110,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018 Z, 1.58% 5/15/2037 VRDN (c)	6,740,000	6,740,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 1.57% 5/15/2037 VRDN (c)	3,130,000	3,130,000
Hamilton Cnty OH Hosp Facs Rev (Christ Hospital, Oh Proj.) 1.5% 6/1/2027, LOC PNC Bank NA VRDN (c)	1,500,000	1,500,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021D, 1.55% 1/15/2051, LOC US Bank NA/Cincinnati OH VRDN (c)	34,390,000	34,390,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2025B, 2.85% 1/15/2050, LOC JPMorgan Chase Bank NA VRDN (c)	21,900,000	21,900,000
Ohio St Parks & Rec Cap Facs (Ohio St Proj.) Series 2020 B, 1.6% 12/1/2040 VRDN (c)	12,865,000	12,865,000
TOTAL OHIO		180,517,000
Pennsylvania - 5.6%
Del Cnty PA Ida Arpt Facs (United Parcel Service Inc Proj.) Series 2015, 2.85% 9/1/2045 VRDN (c)	17,500,000	17,500,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 1.6% 12/1/2039, LOC PNC Bank NA VRDN (c)	1,500,000	1,500,000
Montgomery Co PA Rdv Ath Mlfml (Kbf Associates Proj.) 1.61% 8/15/2031, LOC Fannie Mae VRDN (c)	400,000	400,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 2.95% 11/1/2061, LOC Truist Bank VRDN (c)	15,000,000	15,000,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024 D3, 2.95% 11/1/2061, LOC Truist Bank VRDN (c)	25,895,000	25,895,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 2.85% 11/1/2061, LOC Bank of America NA VRDN (c)	21,500,000	21,500,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D2, 2.9% 11/1/2061, LOC PNC Bank NA VRDN (c)	13,110,000	13,110,000
Pennsylvania St Higher Edl Rev (Susquehanna University Proj.) 1.5% 5/1/2031, LOC PNC Bank NA VRDN (c)	1,700,000	1,700,000
Pennsylvania St Higher Edl Rev (Univ Of Penn Health Systems Proj.) 1.58% 1/1/2038, LOC Bank of America NA VRDN (c)	29,800,000	29,800,000
Philadelphia PA Au Ind Dev Revs (Franklin Institute (The) Proj.) 1.67% 6/1/2026, LOC Bank of America NA VRDN (c)	465,000	465,000
Philadelphia PA Gen. Oblig. 1.64% 8/1/2031, LOC Truist Bank VRDN (c)	5,000,000	5,000,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 1.6% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (c)	19,000,000	19,000,000
TOTAL PENNSYLVANIA		150,870,000
South Carolina - 0.4%
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018B, 2.8% 5/1/2048, LOC TD Bank NA VRDN (c)	1,000,000	1,000,000
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018C, 2.8% 5/1/2048, LOC TD Bank NA VRDN (c)	10,900,000	10,900,000
TOTAL SOUTH CAROLINA		11,900,000
Tennessee - 0.5%
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 1/1/2033, LOC Bank of America NA VRDN (c)	120,000	120,000
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 11/1/2035, LOC Bank of America NA VRDN (c)	1,045,000	1,045,000
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 2/1/2038, LOC Bank of America NA VRDN (c)	5,245,000	5,245,000
Montgomery Cnty TN Pub Bldg Au 2.9% 2/1/2036, LOC Bank of America NA VRDN (c)	3,400,000	3,400,000
Montgomery Cnty TN Pub Bldg Au 2.9% 4/1/2032, LOC Bank of America NA VRDN (c)	200,000	200,000
Montgomery Cnty TN Pub Bldg Au 2.9% 7/1/2034, LOC Bank of America NA VRDN (c)	3,405,000	3,405,000
TOTAL TENNESSEE		13,415,000
Texas - 11.3%
Board of Regents of the University of Texas System 1.45% 8/1/2056 (Liquidity Facility University of Texas Investment Management Company) VRDN (c)	28,300,000	28,300,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 A, 2.85% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (c)	6,000,000	6,000,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 D, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	50,775,000	50,775,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 E, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	24,350,000	24,350,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 F, 1.57% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	4,200,000	4,200,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025B, 2.85% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (c)	24,780,000	24,780,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025G, 2.85% 12/1/2060 (Liquidity Facility PNC Bank NA) VRDN (c)	3,500,000	3,500,000
Harris Cnty TX Hosp Dist Rev 1.61% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (c)	5,200,000	5,200,000
Houston TX Util Sys Rev 1.59% 5/15/2034, LOC Royal Bank of Canada/New York NY VRDN (c)	34,100,000	34,100,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.85% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (c)	26,575,000	26,575,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.85% 11/1/2038 (Exxon Mobil Corp Guaranteed) VRDN (c)	23,245,000	23,245,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.85% 11/1/2051 (Exxon Mobil Corp Guaranteed) VRDN (c)	4,000,000	4,000,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.85% 5/1/2046 (Exxon Mobil Corp Guaranteed) VRDN (c)	55,470,000	55,470,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 1.4% 3/1/2042 (TotalEnergies SE Guaranteed) VRDN (c)	3,100,000	3,100,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) 1.3% 7/1/2047, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	1,150,000	1,150,000
Texas State Gen. Oblig. 1.5% 6/1/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (c)	100,000	100,000
Texas State Gen. Oblig. 1.7% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	600,000	600,000
Texas State Gen. Oblig. 1.7% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	2,250,000	2,250,000
Texas State Gen. Oblig. 1.7% 6/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	2,920,000	2,920,000
Texas State Gen. Oblig. 1.7% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	1,660,000	1,660,000
TOTAL TEXAS		302,275,000
Virginia - 1.2%
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020C, 2.8% 7/1/2052, LOC TD Bank NA VRDN (c)	6,700,000	6,700,000
VA Small Business Fing Auth Hosp Rev (Carilion Health System Proj.) Series 2008 A, 2.9% 7/1/2042, LOC Truist Bank VRDN (c)	7,140,000	7,140,000
VA Small Business Fing Auth Hosp Rev (Carilion Health System Proj.) Series 2008 B, 2.8% 7/1/2042, LOC TD Bank NA VRDN (c)	5,915,000	5,915,000
Winchester VA Economic Dev Auth Rev (Valley Health Proj.) Series 2024B 1, 2.9% 1/1/2054, LOC Truist Bank VRDN (c)	9,700,000	9,700,000
Winchester VA Economic Dev Auth Rev (Valley Health Proj.) Series 2024B 2, 2.9% 1/1/2054, LOC Truist Bank VRDN (c)	1,700,000	1,700,000
TOTAL VIRGINIA		31,155,000
Washington - 0.1%
Washington St Hsg Fin Commn Multifamily Hsg Rev (Bitter Lake Village Associates Lp Proj.) 1.6% 12/15/2044, LOC Fannie Mae VRDN (c)	1,575,000	1,575,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Interurban Senior Living Associates Lp Proj.) 1.67% 7/1/2052, LOC Freddie Mac Non Gold Pool VRDN (c)	400,000	400,000
TOTAL WASHINGTON		1,975,000
West Virginia - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, Wv Proj.) 1.72% 1/1/2034, LOC Truist Bank VRDN (c)	1,690,000	1,690,000
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 C, 1.57% 6/1/2034, LOC TD Bank NA VRDN (c)	1,975,000	1,975,000
TOTAL WEST VIRGINIA		3,665,000
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2021 B, 2.9% 4/1/2048 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (c)	10,300,000	10,300,000
Wisconsin St Health & Edl Facs (Various Capital Projects) 1.6% 8/15/2034, LOC JPMorgan Chase Bank NA VRDN (c)	3,250,000	3,250,000
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 C, 1.57% 4/1/2055 VRDN (c)	21,550,000	21,550,000
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 D, 1.55% 4/1/2055 VRDN (c)	24,000,000	24,000,000
TOTAL WISCONSIN		59,100,000
Wyoming - 0.1%
Lincoln Cnty Wyo Pcr (Exxon Capital Ventures Inc Proj.) Series 2014, 2.85% 10/1/2044 (Exxon Mobil Corp Guaranteed) VRDN (c)	1,900,000	1,900,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,098,722,000)		2,098,722,000

TOTAL INVESTMENT IN SECURITIES - 96.9% (Cost $2,603,833,000)	2,603,833,000
NET OTHER ASSETS (LIABILITIES) - 3.1%	84,134,908
NET ASSETS - 100.0%	2,687,967,908

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,100,000 or 0.1% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Tender Option Bond	505,111,000	-	505,111,000	-

Variable Rate Demand Note	2,098,722,000	-	2,098,722,000	-
Total Investments in Securities:	2,603,833,000	-	2,603,833,000	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,603,833,000)		$2,603,833,000
Cash		1,011
Receivable for investments sold		83,130,402
Interest receivable		6,698,921
Other receivables		5,658
Total assets		2,693,668,992
Liabilities
Payable for investments purchased	$100,000
Distributions payable	5,595,428
Other payables and accrued expenses	5,656
Total liabilities		5,701,084
Net Assets		$2,687,967,908
Net Assets consist of:
Paid in capital		$2,687,967,908
Net Assets		$2,687,967,908
Net Asset Value, offering price and redemption price per share ($2,687,967,908 ÷ 2,686,899,567 shares)		$1.0004
Statement of Operations
Year ended May 31, 2026
Investment Income
Interest		$57,945,894
Expenses
Custodian fees and expenses	$31,443
Independent trustees' fees and expenses	4,927
Total expenses before reductions	36,370
Expense reductions	(31,001)
Total expenses after reductions		5,369
Net Investment income (loss)		57,940,525
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,813
Total net realized gain (loss)		17,813
Net increase in net assets resulting from operations		$57,958,338
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,940,525	$51,016,646
Net realized gain (loss)	17,813	20,930
Net increase in net assets resulting from operations	57,958,338	51,037,576
Distributions to shareholders	(57,967,920)	(51,016,329)

Affiliated share transactions
Proceeds from sales of shares	9,408,913,824	10,240,038,127
Cost of shares redeemed	(9,133,066,702)	(9,279,348,100)

Net increase (decrease) in net assets and shares resulting from share transactions	275,847,122	960,690,027
Total increase (decrease) in net assets	275,837,540	960,711,274

Net Assets
Beginning of period	2,412,130,368	1,451,419,094
End of period	$2,687,967,908	$2,412,130,368

Other Information
Shares
Sold	9,405,151,763	10,235,943,750
Redeemed	(9,129,414,936)	(9,275,637,845)
Net increase (decrease)	275,736,827	960,305,905

Financial Highlights
Fidelity® Tax-Free Cash Central Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.0004	$1.0004	$1.0004	$1.0003	$1.0003
Income from Investment Operations
Net investment income (loss) A	.0250	.0299	.0343	.0214	.0016
Net realized and unrealized gain (loss)	- B	- B	- B	.0001	- B
Total from investment operations	.0250	.0299	.0343	.0215	.0016
Distributions from net investment income	(.0250)	(.0299)	(.0343)	(.0214)	(.0016)
Distributions from net realized gain	- B	-	- B	- B	- B
Total distributions	(.0250)	(.0299)	(.0343)	(.0214)	(.0016)
Net asset value, end of period	$1.0004	$1.0004	$1.0004	$1.0004	$1.0003
Total Return C	2.53%	3.03%	3.48%	2.17%	.16%
Ratios to Average Net Assets A,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	2.45%	2.94%	3.40%	1.78%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,687,968	$2,412,130	$1,451,419	$1,064,247	$2,017,931

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$2,603,833,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$-
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Tax-exempt Income	57,940,409	51,016,329
Long-term Capital Gains	27,511	-
Total	$57,967,920	$ 51,016,329

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Cash Central Fund	1,261,775,000	433,795,000	-
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $31,001.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Tax-Free Cash Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the "Fund"), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 15, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2026, $11,047, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.795174.122
TFC-ANN-0726
Fidelity® Securities Lending Cash Central Fund

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Securities Lending Cash Central Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 34.9%
	Maturity Amount ($)	Value ($)
Investments in repurchase agreements in a joint trading account at 3.61%, dated 5/29/2026 due 6/1/2026 (Collateralized by U.S. Government Obligations)#	8,726,823,530	8,724,199,000
Investments in repurchase agreements in a joint trading account at 3.61%, dated 5/29/2026 due 6/1/2026 (Collateralized by U.S. Government Obligations)#	210,507,309	210,444,000
Repurchase Agreements*	3,388,121,818	3,386,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,321,227,000)		12,321,227,000

Time Deposits - 2.8%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Canadian Imperial Bank of Commerce 3.62% 6/1/2026	3.62	60,000,000	60,000,000
Mizuho Bank Ltd NY Branch 3.62% 6/1/2026	3.62	440,000,000	440,000,000
Royal Bank of Canada Toronto 3.62% 6/1/2026	3.62	500,000,000	500,000,000
TOTAL TIME DEPOSITS (Cost $1,000,000,000)			1,000,000,000

U.S. Government Agency - Debt - 0.3%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Federal Home Loan Bank Discount Notes 0% 7/8/2026 (Cost $103,611,993)	3.64	104,000,000	103,583,422

U.S. Treasury Obligations - 62.2%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/8/2026	3.71	19,000,000	18,754,105
US Treasury Bills 0% 6/11/2026	3.64	665,000,000	664,331,489
US Treasury Bills 0% 6/16/2026	3.64	1,200,000,000	1,198,182,120
US Treasury Bills 0% 6/18/2026	3.61 to 3.64	1,098,100,000	1,096,216,374
US Treasury Bills 0% 6/2/2026	3.63 to 3.64	1,150,000,000	1,149,886,081
US Treasury Bills 0% 6/23/2026	3.64	700,000,000	698,445,454
US Treasury Bills 0% 6/25/2026	3.67	500,000,000	498,790,165
US Treasury Bills 0% 6/30/2026	3.63	655,000,000	653,086,647
US Treasury Bills 0% 6/4/2026	3.64	1,000,000,000	999,695,830
US Treasury Bills 0% 6/9/2026	3.64	650,000,000	649,476,029
US Treasury Bills 0% 7/14/2026	3.63 to 3.64	1,351,000,000	1,345,164,072
US Treasury Bills 0% 7/16/2026	3.65	800,000,000	796,385,000
US Treasury Bills 0% 7/2/2026	3.65	750,000,000	747,665,310
US Treasury Bills 0% 7/21/2026	3.65	710,000,000	706,430,525
US Treasury Bills 0% 7/23/2026	3.64	700,000,000	696,323,348
US Treasury Bills 0% 7/28/2026	3.64 to 3.68	899,000,000	893,828,727
US Treasury Bills 0% 7/7/2026	3.63	650,000,000	647,643,100
US Treasury Bills 0% 7/9/2026	3.64 to 3.67	1,275,000,000	1,270,117,987
US Treasury Bills 0% 8/11/2026	3.64	500,000,000	496,458,260
US Treasury Bills 0% 8/13/2026	3.64 to 3.69	453,000,000	449,702,287
US Treasury Bills 0% 8/18/2026	3.66 to 3.67	400,000,000	396,887,584
US Treasury Bills 0% 8/20/2026	3.63	423,000,000	419,621,482
US Treasury Bills 0% 8/25/2026	3.65	375,000,000	371,834,524
US Treasury Bills 0% 8/27/2026	3.63	375,000,000	371,741,880
US Treasury Bills 0% 8/4/2026	3.66	700,000,000	695,476,817
US Treasury Bills 0% 8/6/2026	3.64 to 3.68	432,000,000	429,133,516
US Treasury Bills 0% 9/1/2026	3.66	448,000,000	443,875,730
US Treasury Bills 0% 9/10/2026	3.60	261,600,000	258,962,978
US Treasury Bills 0% 9/15/2026	3.66	600,000,000	593,600,250
US Treasury Bills 0% 9/22/2026	3.63 to 3.67	727,000,000	718,733,552
US Treasury Bills 0% 9/24/2026	3.70	218,600,000	216,072,832
US Treasury Bills 0% 9/29/2026	3.67 to 3.72	369,000,000	364,567,734
US Treasury Bills 0% 9/3/2026	3.60	301,363,200	298,539,186
US Treasury Bills 0% 9/8/2026	3.65 to 3.67	442,000,000	437,618,529
US Treasury Notes 0.625% 7/31/2026	3.72	17,000,000	16,913,450
US Treasury Notes 0.75% 8/31/2026	3.72	17,000,000	16,874,891
US Treasury Notes 0.875% 6/30/2026	3.73	9,000,000	8,979,541
US Treasury Notes 0.875% 9/30/2026	3.75	5,000,000	4,953,320
US Treasury Notes 1.5% 8/15/2026	3.80 to 3.81	61,000,000	60,709,297
US Treasury Notes 1.875% 7/31/2026	3.69 to 3.71	61,000,000	60,816,524
US Treasury Notes 3.5% 9/30/2026	3.76	11,000,000	10,990,031
US Treasury Notes 4.375% 7/31/2026	3.73 to 3.74	54,000,000	54,056,953
US Treasury Notes 4.625% 6/30/2026	3.74 to 3.75	30,000,000	30,020,263
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,957,840,863)			21,957,563,774

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $35,382,679,856)	35,382,374,196
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(81,399,888)
NET ASSETS - 100.0%	35,300,974,308

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Barclays Bank PLC	3.61	5/2026	6/2026	1,744,584,000	1,745,108,829	U.S. Treasuries (including strips)	0.00 - 5.25	7/2026 - 11/2043	1,780,011,038
Credit AG	3.61	5/2026	6/2026	419,000,000	419,126,049	U.S. Treasuries (including strips)	0.00	6/2026	427,508,650
Fixed Income Clearing Corp - BNYM	3.61	5/2026	6/2026	1,048,000,000	1,048,315,273	U.S. Treasuries (including strips)	1.88 - 4.00	2/2032 - 1/2033	1,068,960,017
JP Morgan Securities LLC	3.92(c)	5/2026	6/2026	175,000,000	175,571,667	Equities	N/A	N/A	189,102,904
Total Repurchase Agreements				3,386,584,000	3,388,121,818				3,465,582,609

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Repurchase Agreements	12,321,227,000	-	12,321,227,000	-

Time Deposits	1,000,000,000	-	1,000,000,000	-

U.S. Government Agency - Debt	103,583,422	-	103,583,422	-

U.S. Treasury Obligations	21,957,563,774	-	21,957,563,774	-
Total Investments in Securities:	35,382,374,196	-	35,382,374,196	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$210,444,000 due 06/01/2026 at 3.61%
JPMorgan Securities LLC	210,444,000
210,444,000
$8,724,199,000 due 06/01/2026 at 3.61%
Citigroup Global Capital Markets Inc	5,813,856,000
JPMorgan Securities LLC	2,670,538,000
Sumitomo Mitsui Banking Corp/New York	239,805,000
8,724,199,000
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including repurchase agreements of $12,321,227,000) - See accompanying schedule: Unaffiliated issuers (cost $35,382,679,856)		$35,382,374,196
Cash		464,248,335
Receivable for investments sold		428,450,029
Interest receivable		7,548,418
Other receivables		218,111
Total assets		36,282,839,089
Liabilities
Payable for investments purchased	$861,757,166
Distributions payable	119,859,853
Other payables and accrued expenses	247,762
Total liabilities		981,864,781
Net Assets		$35,300,974,308
Net Assets consist of:
Paid in capital		$35,301,276,942
Total accumulated earnings (loss)		(302,634)
Net Assets		$35,300,974,308
Net Asset Value, offering price and redemption price per share ($35,300,974,308 ÷ 35,297,777,560 shares)		$1.0001
Statement of Operations
Year ended May 31, 2026
Investment Income
Interest		$1,266,805,474
Expenses
Custodian fees and expenses	$134,433
Independent trustees' fees and expenses	68,433
Total expenses		202,866
Net Investment income (loss)		1,266,602,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,153
Total net realized gain (loss)		4,153
Change in net unrealized appreciation (depreciation) on investment securities		(1,012,225)
Net gain (loss)		(1,008,072)
Net increase in net assets resulting from operations		$1,265,594,536
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,266,602,608	$1,201,972,181
Net realized gain (loss)	4,153	622
Change in net unrealized appreciation (depreciation)	(1,012,225)	(1,342,125)
Net increase in net assets resulting from operations	1,265,594,536	1,200,630,678
Distributions to shareholders	(1,266,602,046)	(1,201,971,138)

Affiliated share transactions
Proceeds from sales of shares	350,522,111,288	266,875,936,872
Cost of shares redeemed	(346,507,137,846)	(260,485,422,267)

Net increase (decrease) in net assets and shares resulting from share transactions	4,014,973,442	6,390,514,605
Total increase (decrease) in net assets	4,013,965,932	6,389,174,145

Net Assets
Beginning of period	31,287,008,376	24,897,834,231
End of period	$35,300,974,308	$31,287,008,376

Other Information
Shares
Sold	350,485,172,469	266,849,251,947
Redeemed	(346,470,708,211)	(260,459,376,329)
Net increase (decrease)	4,014,464,258	6,389,875,618

Financial Highlights
Fidelity® Securities Lending Cash Central Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0001	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0398	.0476	.0536	.0354	.0016
Net realized and unrealized gain (loss)	- B	(.0001)	.0001	- B	- B
Total from investment operations	.0398	.0475	.0537	.0354	.0016
Distributions from net investment income	(.0398)	(.0476)	(.0536)	(.0354)	(.0016)
Total distributions	(.0398)	(.0476)	(.0536)	(.0354)	(.0016)
Net asset value, end of period	$1.0001	$1.0001	$1.0002	$1.0001	$1.0001
Total Return C	4.05%	4.85%	5.51%	3.59%	.15%
Ratios to Average Net Assets A,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	3.96%	4.74%	5.36%	3.46%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$35,300,974	$31,287,008	$24,897,834	$28,860,205	$37,572,025

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, certificates of deposit and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$155,061
Gross unrealized depreciation	(460,721)
Net unrealized appreciation (depreciation)	$(305,660)
Tax Cost	$35,382,679,856

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,025
Net unrealized appreciation (depreciation) on securities and other investments	$(305,660)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$1,266,602,046	$1,201,971,138

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Securities Lending Cash Central Fund	$218,111

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Securities Lending Cash Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Securities Lending Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 37.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,193,747,924 of distributions paid in the calendar year, 2026 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,266,602,046 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.734009.127
CCC-ANN-0726
Fidelity® Municipal Cash Central Fund

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Cash Central Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Tender Option Bond - 24.9%
	Principal Amount (a)	Value ($)
Alabama - 1.5%
Alabama Southeast Energy Participating VRDN Series 2025 XF1800, 3% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	10,335,000	10,335,000
Black Belt Energy Gas Dist Alagas Proj Rev Participating VRDN Series 2026 XM1361, 1.62% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
Black Belt Energy Gas Dist Alagas Proj Rev Participating VRDN Series 2026 XM1362, 1.62% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,800,000	2,800,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 XL0702, 1.62% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,025,000	7,025,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 ZL0724, 1.62% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,800,000	2,800,000
Black Belt Energy Gas District Participating VRDN 1.62% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1126, 3% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,670,000	6,670,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1127, 3% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,870,000	3,870,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1144, 1.62% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,250,000	6,250,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 1.62% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 1.62% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5088, 1.77% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	4,300,000	4,300,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5104, 1.77% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	4,400,000	4,400,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 1.61% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,100,000	2,100,000
TOTAL ALABAMA		56,050,000
Alaska - 0.2%
Anchorage AK Port Participating VRDN 1.63% 2/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,725,000	2,725,000
J P Morgan Chase Putters / Drivers Tr Var Sts Gen. Oblig. Participating VRDN Series 5112, 3.15% 12/15/2026 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	5,400,000	5,400,000
TOTAL ALASKA		8,125,000
Alaska,Illinois - 0.1%
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2025 ZF1923, 1.62% 1/1/2059 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,500,000	2,500,000
Arizona - 0.1%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 1.77% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	1,552,000	1,552,000
Mesa AZ Util Sys Rev Participating VRDN 1.62% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,100,000	1,100,000
Phoenix Civic Impt Board Arpt Rev Participating VRDN 1.62% 7/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,750,000	2,750,000
TOTAL ARIZONA		5,402,000
Colorado - 0.8%
Colorado Springs Colo Utils Participating VRDN Series 2025 YX1433, 1.6% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,115,000	4,115,000
Denver City & County Arpt Rev Participating VRDN Series 2018 XG0196, 1.65% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	10,680,000	10,680,000
Denver City & County Arpt Rev Participating VRDN Series 2023 XF1513, 1.65% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	7,420,000	7,420,000
Denver CO City & Cnty Arpt Participating VRDN 1.62% 11/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,075,000	7,075,000
Denver CO City & Cnty Arpt Participating VRDN Series 2023 ZF3204, 1.62% 11/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,120,000	2,120,000
TOTAL COLORADO		31,410,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series 2017 014, 1.61% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	9,265,000	9,265,000
Connecticut Gen. Oblig. Participating VRDN Series 2017 016, 1.61% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,100,000	3,100,000
Connecticut St Spl Tax Oblig Participating VRDN Series 2026 XF3507, 2.9% 7/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,750,000	3,750,000
TOTAL CONNECTICUT		16,115,000
Delaware - 0.1%
Delaware St Hlth Facs Auth Rev Participating VRDN Series 2026 XL0732, 2.95% 10/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,900,000	2,900,000
District Of Columbia - 0.1%
District Columbia Income Tax Rev Participating VRDN Series 2025 XF1919, 2.95% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
Florida - 3.7%
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN 3.02% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,700,000	4,700,000
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 1.67% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,100,000	2,100,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 1.68% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	700,000	700,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 BAML5055, 2.88% 8/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)	11,085,000	11,085,000
Greater Orlando Aviation Auth Arpt Facs Rev Participating VRDN Series 2023 XF1519, 1.65% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,750,000	3,750,000
Greater Orlando Aviation Auth Participating VRDN 1.63% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,635,000	1,635,000
Greater Orlando Aviation Auth Participating VRDN 3.03% 10/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	8,755,000	8,755,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 XL0644, 2.9% 10/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	10,670,000	10,670,000
Greater Orlando Aviation Auth Participating VRDN Series 2026 XX1452, 1.62% 10/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,000,000	4,000,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 2.88% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,200,000	1,200,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1610, 1.62% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	5,455,000	5,455,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1637, 1.63% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,400,000	3,400,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5108, 1.6% 7/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,100,000	8,100,000
Jacksonville Fla Spl Rev Participating VRDN Series 2025 XL0618, 2.95% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,700,000	4,700,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2025 XM1219, 2.95% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,130,000	1,130,000
Lee County Arpt Rev Participating VRDN Series 2021 XF1126, 1.65% 10/1/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,195,000	3,195,000
Lee County Arpt Rev Participating VRDN Series 2023 XF1523, 1.63% 10/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,440,000	2,440,000
Lee County Arpt Rev Participating VRDN Series 2025 XF1849, 1.61% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,425,000	3,425,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 1.62% 3/15/2047 (Liquidity Facility Citibank NA) (b)(c)	7,800,000	7,800,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2026 CF7087, 1.6% 3/15/2046 (Liquidity Facility Citibank NA) (b)(c)	8,450,000	8,450,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2025 XL0725, 2.9% 10/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	6,100,000	6,100,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 XG0614, 1.61% 10/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,660,000	2,660,000
Miami-Dade County Participating VRDN 1.65% 10/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	1,635,000	1,635,000
Miami-Dade County Participating VRDN Series 2023 XF1159, 1.65% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	175,000	175,000
Miami-Dade FL The Villages Apts Participating VRDN Series 2024 MIZ9196, 3% 5/14/2036 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	13,690,000	13,690,000
North Broward Hosp District Rev Participating VRDN Series 2023 BAML5048, 2.88% 1/1/2038 (Liquidity Facility Bank of America, N.A.) (b)(c)	11,340,000	11,340,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 1.67% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,300,000	1,300,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 1.67% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,400,000	1,400,000
TOTAL FLORIDA		134,990,000
Georgia - 0.6%
Brookhaven Development Authority Participating VRDN Series 2023 XF1503, 2.95% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,130,000	7,130,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 1.62% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Columbia County Hosp Auth Rev Participating VRDN Series 2023 XF1640, 1.61% 4/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,650,000	3,650,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF1554, 1.61% 1/1/2059 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,080,000	2,080,000
Main Str Nat Gas Inc GA Gas Supply Rev Participating VRDN Series 2026 XM1363, 1.62% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,500,000	1,500,000
Main Street Natural Gas Inc Participating VRDN 2.97% 12/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 1.62% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
TOTAL GEORGIA		22,610,000
Illinois - 1.1%
Chicago Il Participating VRDN Series E 169, 1.63% 5/31/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	16,300,000	16,300,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN 1.63% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,810,000	2,810,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2018 XF0723, 1.61% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	8,795,000	8,795,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2023 XG0538, 1.63% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,745,000	3,745,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 1.61% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,130,000	1,130,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5103, 1.6% 8/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,545,000	1,545,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 1.61% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	800,000	800,000
Rbc Mun Prods Inc Tr Var Sts Participating VRDN Series G 128, 1.62% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,840,000	2,840,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 XL0749, 2.93% 1/1/2060 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	4,115,000	4,115,000
TOTAL ILLINOIS		42,080,000
Indiana - 0.2%
Indiana Fin Auth Health Sys Rev Participating VRDN Series 2025 XM1275, 2.95% 10/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,500,000	7,500,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 1.67% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	500,000	500,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 1.62% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 1.62% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Louisville & Jefferson KY Swr Sys Rev Participating VRDN 2.95% 5/15/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,170,000	4,170,000
TOTAL KENTUCKY		5,670,000
Louisiana - 0.2%
LA Calcasieu River Bridge Participating VRDN Series 2025 XF3348, 1.61% 9/1/2066 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,500,000	3,500,000
New Orleans Aviation Board Rev Participating VRDN Series 2023 XF3148, 1.62% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,000,000	3,000,000
TOTAL LOUISIANA		6,500,000
Maryland - 0.2%
Montgomery County Housing Opportunities Commission Participating VRDN 1.6% 1/1/2071 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,700,000	2,700,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 BAML5071, 2.88% 7/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,975,000	3,975,000
TOTAL MARYLAND		6,675,000
Michigan - 1.6%
Eastern Michigan Univ Revs Participating VRDN 2.88% 3/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	34,800,000	34,800,000
Gerald R Ford Intl Arpt Auth Mich Rev Participating VRDN 1.65% 1/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	1,700,000	1,700,000
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 1.62% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,500,000	3,500,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 2.88% 6/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	20,200,000	20,200,000
TOTAL MICHIGAN		60,200,000
Minnesota - 0.2%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 1.61% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,060,000	3,060,000
St Paul Arpt Sys Rev Participating VRDN Series 2025 ZL0683, 1.62% 1/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,000,000	2,000,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 XM1351, 3% 9/1/2035 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
TOTAL MINNESOTA		8,810,000
Missouri - 0.4%
Kansas City Indl Dev Auth Participating VRDN Series 2022 XG0396, 1.65% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	6,055,000	6,055,000
Kansas City Indl Dev Auth Participating VRDN Series 2023 XG0479, 1.65% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	2,420,000	2,420,000
Kansas City Spl Oblig Participating VRDN Series 2022 YX1193, 1.61% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,200,000	1,200,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 1.61% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,700,000	5,700,000
TOTAL MISSOURI		15,375,000
Nebraska - 0.1%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 1.62% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	140,000	140,000
Nebraska Invt Fin Auth Single Family Hsg Rev Participating VRDN Series 2026 XF8150, 1.6% 9/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,495,000	4,495,000
TOTAL NEBRASKA		4,635,000
Nevada - 0.3%
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2025 XL0660, 2.88% 6/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	6,375,000	6,375,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2025 ZF3413, 1.6% 6/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,000,000	5,000,000
TOTAL NEVADA		11,375,000
New Jersey - 0.1%
New Jersey Trans Trust Fund Auth Participating VRDN 1.61% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,170,000	2,170,000
New York - 0.7%
New York City Gen. Oblig. Participating VRDN 2.9% 3/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	9,850,000	9,850,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN Series E 125, 2.9% 6/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	8,600,000	8,600,000
New York Trans Dev Corp Participating VRDN 1.67% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	6,750,000	6,750,000
TOTAL NEW YORK		25,200,000
North Carolina - 0.2%
Charlotte NC Arpt Rev Participating VRDN Series 2023 XG0451, 1.65% 7/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,000,000	2,000,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF1974, 1.62% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	2,700,000	2,700,000
Greater Asheville Reg'l Arpt Auth Participating VRDN Series 2022 XM1011, 1.63% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,700,000	2,700,000
TOTAL NORTH CAROLINA		7,400,000
North Dakota - 0.1%
Grand Forks Health Care Sys Rev Participating VRDN Series 2023 XF1602, 1.61% 12/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,565,000	4,565,000
Ohio - 1.1%
Allen OH Bon Secours Mercy Hlth Participating VRDN Series E 164, 1.6% 11/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	8,500,000	8,500,000
Columbus OH Arpt Rev Participating VRDN 1.61% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	535,000	535,000
Columbus OH Arpt Rev Participating VRDN 1.61% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,700,000	3,700,000
Columbus OH Arpt Rev Participating VRDN Series 2025 YX1373, 1.61% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,125,000	4,125,000
CommonSpirit Health Participating VRDN Series 2020 MIZ9020, 1.67% 5/1/2039 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	1,800,000	1,800,000
Franklin Cnty OH Hosp Facs Rev Participating VRDN 2.95% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,050,000	2,050,000
Franklin Cnty OH Hosp Facs Rev Participating VRDN Series 2025 XF8110, 2.95% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,200,000	2,200,000
Franklin Cnty OH Hosp Facs Rev Participating VRDN Series 2025 XF8112, 2.95% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,100,000	7,100,000
Ohio Hosp Rev Rbc Participating VRDN Series C 18, 1.61% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,800,000	1,800,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 1.6% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	555,000	555,000
University Cincinnati OH Gen Participating VRDN 2.95% 6/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,000,000	7,000,000
TOTAL OHIO		39,365,000
Oklahoma - 0.1%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev Participating VRDN 1.6% 7/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,170,000	3,170,000
Oregon - 0.8%
Multnomah Cnty OR Sch Dist No 1 Portland Participating VRDN Series 2026 CF7080, 1.6% 6/15/2035 (Liquidity Facility Citibank NA) (b)(c)	3,500,000	3,500,000
Port of Portland Arpt Rev Participating VRDN 1.62% 7/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,900,000	1,900,000
Port of Portland Arpt Rev Participating VRDN 1.67% 7/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,580,000	1,580,000
Port of Portland Arpt Rev Participating VRDN Series 2024 XF1741, 1.63% 7/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,330,000	1,330,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1869, 1.63% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,865,000	3,865,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1896, 3.05% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,000,000	4,000,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1948, 3.03% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	11,215,000	11,215,000
Port of Portland Arpt Rev Participating VRDN Series 2026 XX1464, 1.62% 7/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,900,000	1,900,000
TOTAL OREGON		29,290,000
Pennsylvania - 2.4%
Allegheny County Arpt Auth Rev Participating VRDN 1.63% 1/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	6,965,000	6,965,000
Allegheny County Arpt Auth Rev Participating VRDN Series 2025 XF1911, 1.61% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,275,000	2,275,000
J P Morgan Chase Putters / Drivers Tr Var Sts Participating VRDN Series 5077, 1.6% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	17,400,000	17,400,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 1.62% 12/31/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,400,000	4,400,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 1.65% 12/31/2062 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,900,000	3,900,000
Pennsylvania Higher Educational Facilities Authority Participating VRDN Series 2025 XL0673, 2.88% 8/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,265,000	4,265,000
Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN 3% 9/19/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	3,158,107	3,158,107
Philadelphia Arpt Rev Participating VRDN Series 2025 ZF1832, 1.61% 7/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,220,000	2,220,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2025 XF1898, 2.95% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	19,825,000	19,825,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2025 XL0621, 2.95% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	11,650,000	11,650,000
Philadelphia PA Auth For Indl Dev Hosp Rev Participating VRDN Series 2026 XL0729, 2.88% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	6,860,000	6,860,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN 1.62% 6/30/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,100,000	7,100,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 1.6% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,300,000	1,300,000
TOTAL PENNSYLVANIA		91,318,107
South Carolina - 0.2%
Charelston SC Arpt Rev Participating VRDN Series 2025 XF1810, 1.61% 7/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,150,000	3,150,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2018 XG0209, 1.61% 12/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	5,625,000	5,625,000
TOTAL SOUTH CAROLINA		8,775,000
Tennessee - 0.2%
Metropolitan Nashville Arpt Auth Rev Participating VRDN 1.62% 7/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,910,000	1,910,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN 1.63% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,965,000	1,965,000
Shelby Cnty TN Health Edl & Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 1.62% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	5,100,000	5,100,000
TOTAL TENNESSEE		8,975,000
Texas - 2.4%
Austin Arpt Sys Rev Participating VRDN Series 2022 YX1199, 1.62% 11/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,400,000	2,400,000
Austin TX Wtr & Wastewtr Sys Participating VRDN Series G 138, 1.6% 11/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,955,000	2,955,000
Carrollton TX Farmers Branch Ind Sch Dist Participating VRDN Series 2026 XF8147, 2.95% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,000,000	3,000,000
Ector Cnty TX Gen. Oblig. Participating VRDN 1.61% 2/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,885,000	3,885,000
Houston Arpt Sys Rev Participating VRDN Series 2025 ZF8025, 1.62% 7/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,750,000	3,750,000
Houston Arpt Sys Rev Participating VRDN Series 2025 ZF8034, 1.62% 7/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,080,000	3,080,000
Lamar TX Isd Participating VRDN Series 2023 XM1103, 2.95% 2/15/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,700,000	4,700,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 1.62% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,800,000	2,800,000
Lamar TX Isd Participating VRDN Series 2026 XF8135, 1.6% 2/15/2061 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,500,000	1,500,000
Las Varas TX Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9171, 3% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	2,900,000	2,900,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 1.67% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	5,300,000	5,300,000
Mansfield TX Indpt Sch Dist Participating VRDN Series 2025 XL0681, 2.95% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,685,000	4,685,000
Mansfield TX Indpt Sch Dist Participating VRDN Series 2025 XM1311, 2.95% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,535,000	6,535,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 1.68% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	600,000	600,000
Port Arthur TX Indpt Sch Dist Participating VRDN Series 2025 XF8115, 2.95% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,800,000	5,800,000
Rbc Mun Prods Inc Tr Var Sts Participating VRDN Series G 145, 1.6% 2/15/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,395,000	4,395,000
San Antonio TX Elec & Gas Rev Participating VRDN 2.95% 2/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,660,000	3,660,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 XL0736, 1.6% 9/1/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,500,000	4,500,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 1.62% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	500,000	500,000
Texas Muni Gas Acquisition & Supply Corp Participating VRDN Series 2023 XM1154, 1.62% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,175,000	2,175,000
Texas Private Activity Bond Surface Trans Corp Participating VRDN 1.63% 12/31/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,300,000	3,300,000
Texas State Gen. Oblig. Participating VRDN Series 2025 CF7041, 1.62% 8/1/2037 (Liquidity Facility Citibank NA) (b)(c)(d)	9,810,000	9,810,000
Travis TX Hog Eye Apts Participating VRDN Series 2024 MIZ9197, 3% 2/1/2068 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	8,200,000	8,200,000
TOTAL TEXAS		90,430,000
Utah - 0.5%
Salt Lake City Arpt Rev Participating VRDN 1.61% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,000,000	1,000,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XF1550, 1.65% 7/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,975,000	3,975,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0457, 1.61% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,615,000	2,615,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0459, 1.61% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,490,000	3,490,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XM1146, 1.62% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,500,000	2,500,000
Salt Lake City Arpt. Rev Participating VRDN Series 2025 XL0577, 1.62% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,700,000	1,700,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 CF7083, 1.62% 7/1/2047 (Liquidity Facility Citibank NA) (b)(c)	2,500,000	2,500,000
TOTAL UTAH		17,780,000
Virginia - 1.3%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 1.61% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,500,000	3,500,000
Hampton Roads Transportation Accountability Commission Participating VRDN 2.88% 7/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,565,000	3,565,000
Norfolk Econ Dev Health Care Facs Participating VRDN 1.61% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 1.67% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	32,710,000	32,710,000
Virginia Small Bus Fing Auth Participating VRDN Series 2024 XF3217, 1.62% 12/31/2056 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,610,000	2,610,000
Virginia Small Business Fing Auth Healthcare Facs Rev Participating VRDN 3% 12/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,700,000	3,700,000
TOTAL VIRGINIA		49,085,000
Washington - 0.8%
Port Seattle WA Rev Participating VRDN Series 2022 XM1027, 1.63% 8/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	5,900,000	5,900,000
Port Seattle WA Rev Participating VRDN Series 2022 YX1241, 1.62% 8/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,430,000	1,430,000
Port Seattle WA Rev Participating VRDN Series 2023 XF1599, 1.63% 5/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,605,000	2,605,000
Port Seattle WA Rev Participating VRDN Series 2025 XL0647, 2.9% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,495,000	3,495,000
Port Seattle WA Rev Participating VRDN Series 2025 XL0648, 2.9% 8/1/2046 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	2,300,000	2,300,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3364, 1.62% 8/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,070,000	2,070,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3400, 1.62% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,200,000	2,200,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3455, 1.63% 10/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,740,000	3,740,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF8067, 1.63% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,600,000	1,600,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2020 XG0287, 1.61% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,185,000	4,185,000
TOTAL WASHINGTON		29,525,000
Wisconsin - 1.9%
Wisconsin Health & Edl Facilities Auth Rev Participating VRDN 2.94% 2/15/2040 (Liquidity Facility Bank of America, N.A.) (b)(c)	30,675,000	30,675,000
Wisconsin Health & Educational Facilities Authority Participating VRDN Series 5082, 2.95% 8/15/2054 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	18,980,000	18,980,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XF8022, 1.67% 12/31/2065 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	10,800,000	10,800,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0680, 1.67% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	7,800,000	7,800,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0682, 1.67% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,600,000	1,600,000
TOTAL WISCONSIN		69,855,000
TOTAL TENDER OPTION BOND (Cost $929,575,107)		929,575,107

Variable Rate Demand Note - 75.0%
	Principal Amount (a)	Value ($)
Alabama - 3.1%
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 2.85% 9/1/2031 VRDN (c)(d)	5,150,000	5,150,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.85% 12/1/2036 VRDN (c)(d)	6,200,000	6,200,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.93% 8/1/2063 VRDN (c)(d)	57,780,000	57,780,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series SECOND 2023, 2.9% 8/1/2063 VRDN (c)(d)	10,100,000	10,100,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.85% 12/1/2038 VRDN (c)(d)	28,800,000	28,800,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.1% 8/1/2063 VRDN (c)(d)	8,900,000	8,900,000
TOTAL ALABAMA		116,930,000
Arizona - 1.1%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.8% 2/1/2048, LOC TD Bank NA VRDN (c)	1,200,000	1,200,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 2.8% 2/1/2048, LOC TD Bank NA VRDN (c)	23,200,000	23,200,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024B, 2.85% 12/1/2048, LOC JPMorgan Chase Bank NA VRDN (c)	5,970,000	5,970,000
Maricopa Cnty AZ Ida ID Rev (Clayton Homes Inc Proj.) 1.65% 8/1/2028, LOC US Bank NA/Cincinnati OH VRDN (c)(d)	1,900,000	1,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 1.77% 5/1/2029 VRDN (c)	4,900,000	4,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 1.82% 5/1/2029 VRDN (c)	2,700,000	2,700,000
TOTAL ARIZONA		39,870,000
Arkansas - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 1.8% 1/2/2033 VRDN (c)(d)	900,000	900,000
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 1.85% 6/1/2028 VRDN (c)(d)	100,000	100,000
TOTAL ARKANSAS		1,000,000
Colorado - 2.0%
University of Colorado Hospital Authority Series 2018 A, 1.55% 11/15/2030 VRDN (c)	25,600,000	25,600,000
University of Colorado Hospital Authority Series 2018B, 2.8% 11/15/2035 VRDN (c)	49,650,000	49,650,000
TOTAL COLORADO		75,250,000
Connecticut - 4.6%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2017 C 3, 1.61% 11/15/2035 (Liquidity Facility TD Bank NA) VRDN (c)(d)	31,040,000	31,040,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) 1.55% 7/1/2026 VRDN (c)	3,100,000	3,100,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024C 1, 1.55% 7/1/2060 VRDN (c)	37,850,000	37,850,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024C 2, 1.3% 7/1/2060 VRDN (c)	19,400,000	19,400,000
Connecticut State Health & Educational Facilities Authority (Yale-New Haven Hospital Inc Proj.) Series D, 1.55% 7/1/2048 VRDN (c)	55,800,000	55,800,000
Connecticut State Health & Educational Facilities Authority (Yale-New Haven Hospital Inc Proj.) Series O, 1.3% 7/1/2053 VRDN (c)	24,300,000	24,300,000
TOTAL CONNECTICUT		171,490,000
Delaware - 0.8%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.2% 10/1/2029 VRDN (c)(d)	28,200,000	28,200,000
District Of Columbia - 0.2%
District Columbia Rev (Carnegie Endow For Intl Peace Proj.) 1.58% 11/1/2045, LOC Wells Fargo Bank NA VRDN (c)	1,025,000	1,025,000
District Columbia Rev (Childrens National Med Ctr, Dc Proj.) Series 2025, 1.64% 7/15/2049, LOC Truist Bank VRDN (c)	7,300,000	7,300,000
TOTAL DISTRICT OF COLUMBIA		8,325,000
District Of Columbia,Virginia - 0.1%
Metropolitan Wash DC Arpts Ath Series A 1, 1.62% 10/1/2039, LOC TD Bank NA VRDN (c)(d)	5,700,000	5,700,000
Florida - 5.3%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 1.75% 6/1/2050 VRDN (c)(d)	22,300,000	22,300,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 1.64% 6/1/2045 VRDN (c)(d)	13,500,000	13,500,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 A, 1.7% 12/1/2048 VRDN (c)(d)	2,800,000	2,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 1.7% 12/1/2048 VRDN (c)(d)	3,100,000	3,100,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 1.4% 4/1/2039 VRDN (c)	11,100,000	11,100,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 1.7% 4/1/2039 VRDN (c)	9,200,000	9,200,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 1.7% 5/1/2029 VRDN (c)	5,600,000	5,600,000
Florida Hsg Fin Corp Mltfmy Rv (Hunters Run Partners Ii, Ltd Lp Proj.) 1.65% 6/15/2036, LOC Fannie Mae VRDN (c)(d)	4,025,000	4,025,000
Gainesville FL Utils Sys Rev Series 2019C, 2.9% 10/1/2047, LOC Bank of America NA VRDN (c)	1,400,000	1,400,000
Highlands County Health Facilities Authority (Advent Health Proj.) 1.55% 11/15/2033 VRDN (c)	4,400,000	4,400,000
Hillsborough Cnty FL Hfa Rev (Claymore Housing Ltd Proj.) 1.71% 12/15/2038, LOC Citibank NA VRDN (c)(d)	7,960,000	7,960,000
Hillsborough Cnty FL Hfa Rev (Grande Oaks Llc Proj.) 1.65% 2/15/2037, LOC Fannie Mae VRDN (c)(d)	730,000	730,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) 1.27% 11/15/2042 (Liquidity Facility PNC Bank NA) VRDN (c)	24,500,000	24,500,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024 G, 1.55% 11/15/2044 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	22,000,000	22,000,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 1.64% 12/1/2046 VRDN (c)(d)	5,100,000	5,100,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 1.8% 12/1/2046 VRDN (c)(d)	4,100,000	4,100,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 1.65% 5/1/2046 VRDN (c)(d)	5,700,000	5,700,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 1.7% 5/1/2054 VRDN (c)(d)	13,700,000	13,700,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 1.65% 5/1/2054 VRDN (c)(d)	16,350,000	16,350,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) 1.55% 1/1/2037, LOC TD Bank NA VRDN (c)	4,285,000	4,285,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) Series 2009B, 1.55% 1/1/2039, LOC TD Bank NA VRDN (c)	15,670,000	15,670,000
Volusia Cnty FL Hfa Mfh Rev (Fishermans Landing Of Coconut Creek Florida Proj.) 1.6% 1/15/2032, LOC Fannie Mae VRDN (c)	1,450,000	1,450,000
TOTAL FLORIDA		198,970,000
Georgia - 2.6%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.93% 11/1/2062 VRDN (c)(d)	24,035,000	24,035,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.93% 11/1/2062 VRDN (c)(d)	16,950,000	16,950,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 2.93% 11/1/2052 VRDN (c)(d)	21,500,000	21,500,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 2.85% 12/1/2037 VRDN (c)(d)	14,500,000	14,500,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.95% 4/1/2032 VRDN (c)	1,100,000	1,100,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 1.79% 11/1/2047 VRDN (c)(d)	6,200,000	6,200,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 1.7% 6/1/2049 VRDN (c)(d)	13,040,000	13,040,000
TOTAL GEORGIA		97,325,000
Illinois - 1.4%
Chicago IL Midway Arpt Rev Series 2014 C, 1.58% 1/1/2044, LOC PNC Bank NA VRDN (c)(d)	4,300,000	4,300,000
Chicago IL O'Hare Intl Arpt Rev Spl (Deutsche Lufthansa A G Proj.) 1.68% 5/1/2035, LOC Bayerische Landesbank VRDN (c)(d)	6,000,000	6,000,000
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 1.85% 2/1/2033, LOC Northern Trust CO Chicago VRDN (c)	1,900,000	1,900,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.8% 8/1/2044, LOC TD Bank NA VRDN (c)	14,535,000	14,535,000
Will Cnty IL Exempt Facs Rev (Exxon Capital Ventures Inc Proj.) 2.9% 4/1/2031 (Exxon Mobil Corp Guaranteed) VRDN (c)(d)	26,815,000	26,815,000
TOTAL ILLINOIS		53,550,000
Indiana - 2.7%
Hammond Ind Sew&Sd Wst Dsp Rev (Cargill Inc Proj.) 1.61% 12/1/2029 VRDN (c)(d)	33,700,000	33,700,000
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2026 B, 2.85% 11/1/2056 (Liquidity Facility Bank of America NA) VRDN (c)	27,900,000	27,900,000
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2026C, 2.85% 11/1/2056 (Liquidity Facility Bank of America NA) VRDN (c)	19,395,000	19,395,000
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 1.75% 12/1/2038 VRDN (c)(d)	1,050,000	1,050,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.85% 10/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	18,360,000	18,360,000
TOTAL INDIANA		100,405,000
Iowa - 3.2%
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 1, 2.8% 2/15/2039, LOC TD Bank NA VRDN (c)	1,400,000	1,400,000
Iowa Fin Auth Health Facs Rev (Unitypoint Health Proj.) Series 2013B 2, 2.8% 2/15/2039, LOC TD Bank NA VRDN (c)	19,825,000	19,825,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 1.67% 9/1/2036 VRDN (c)	1,200,000	1,200,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 F, 2.8% 7/1/2041, LOC TD Bank NA VRDN (c)	9,950,000	9,950,000
Iowa Fin Auth Sld Disp Wst Rev (Chevron Usa Inc Proj.) 2.9% 8/1/2054 (Chevron Corp Guaranteed) VRDN (c)(d)	49,600,000	49,600,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 1.65% 12/1/2047 VRDN (c)(d)	36,530,000	36,530,000
TOTAL IOWA		118,505,000
Kansas - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 1.72% 9/1/2035 VRDN (c)	3,300,000	3,300,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 1.72% 9/1/2035 VRDN (c)	1,000,000	1,000,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 1.7% 4/15/2027 VRDN (c)	400,000	400,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 1.7% 4/15/2032 VRDN (c)	4,100,000	4,100,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 1.7% 4/15/2032 VRDN (c)	200,000	200,000
TOTAL KANSAS		9,000,000
Kentucky - 3.1%
Kentucky Bond Development Corp (Baptist Health Obligated Group Proj.) Series 2025 B, 2.9% 8/15/2055, LOC Truist Bank VRDN (c)	28,700,000	28,700,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023C, 2.9% 10/1/2053, LOC Truist Bank VRDN (c)	8,200,000	8,200,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023D, 2.9% 10/1/2053, LOC Truist Bank VRDN (c)	13,655,000	13,655,000
Louisville KY Regl Arpt Auth Spl Facs Rev (United Parcel Service Inc Proj.) 2.9% 11/1/2036 VRDN (c)(d)	42,600,000	42,600,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.2% 7/1/2060 VRDN (c)(d)	10,560,000	10,560,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.2% 7/1/2060 VRDN (c)(d)	4,500,000	4,500,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.2% 8/1/2061 VRDN (c)(d)	6,775,000	6,775,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.15% 8/1/2061 VRDN (c)(d)	200,000	200,000
TOTAL KENTUCKY		115,190,000
Louisiana - 3.0%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Medical Center Proj.) Series 2017B, 1.59% 9/1/2057, LOC TD Bank NA VRDN (c)	4,880,000	4,880,000
Louisiana Pub Facs Auth Recycling Fac Rev (Chevron Usa Inc Proj.) Series 2024, 2.9% 5/1/2054 (Chevron Corp Guaranteed) VRDN (c)(d)	35,000,000	35,000,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 1.71% 12/1/2037 VRDN (c)(d)	14,000,000	14,000,000
Louisiana Pub Facs Auth Rev (Christus Health Proj.) 1.3% 7/1/2047, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	5,925,000	5,925,000
Louisiana St Gas & Fuel Tax Rv 2.8% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (c)	21,645,000	21,645,000
Louisiana St Gas & Fuel Tax Rv 2.8% 5/1/2043, LOC Toronto-Dominion Bank/NY VRDN (c)	14,040,000	14,040,000
St Bernard Parish LA Exempt Fa C Rev (Exxon Mobil Corp Proj.) 2.9% 11/1/2026 VRDN (c)(d)	15,500,000	15,500,000
TOTAL LOUISIANA		110,990,000
Michigan - 1.2%
Michigan Strategic Fund (Chevron Usa Inc Proj.) Series 2024, 2.9% 11/1/2054 (Chevron Corp Guaranteed) VRDN (c)(d)	43,800,000	43,800,000
Minnesota - 1.2%
Minnesota Agricultural & Economic Development Board (Fairview Hsp & Hltcare Srv Sys Proj.) 2.85% 11/15/2065, LOC Bank of America NA VRDN (c)	44,390,000	44,390,000
Mississippi - 2.7%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 2.85% 12/1/2027 VRDN (c)(d)	3,700,000	3,700,000
Mississippi Bus Fin Corp Sld Wst Disp Rev (Waste Management Inc Del Proj.) 1.45% 7/1/2028, LOC Bank of America NA VRDN (c)(d)	10,000,000	10,000,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Corp New Proj.) 2.85% 11/1/2035 VRDN (c)	7,155,000	7,155,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.85% 12/1/2030 (Chevron Corp Guaranteed) VRDN (c)	24,670,000	24,670,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.85% 12/1/2030 (Chevron Corp Guaranteed) VRDN (c)	11,250,000	11,250,000
Mississippi Business Fin Corp Port Fac Rev (Chevron Usa Inc Proj.) Series 2023, 2.85% 6/1/2043 (Chevron Corp Guaranteed) VRDN (c)	30,200,000	30,200,000
Mississippi Dev Bank Spl Oblig (Jackson Cnty Ms Port Fac Rev Proj.) 2.85% 12/1/2039 (Chevron Corp Guaranteed) VRDN (c)	13,400,000	13,400,000
TOTAL MISSISSIPPI		100,375,000
Missouri - 0.0%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 2.8% 10/1/2035, LOC Wells Fargo Bank NA VRDN (c)	1,460,000	1,460,000
Nebraska - 2.6%
County of Washington NE (Cargill Inc Proj.) Series 2012, 1.62% 9/1/2030 VRDN (c)(d)	6,670,000	6,670,000
Nebraska Invt Fin Auth Single Family Hsg Rev (NE Single Family Hsg Proj.) Series 2014B, 1.45% 9/1/2038 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)(d)	11,050,000	11,050,000
Nebraska Invt Fin Auth Single Family Hsg Rev (NE Single Family Hsg Proj.) Series 2015B, 1.45% 9/1/2038 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)(d)	13,590,000	13,590,000
Nebraska Invt Fin Auth Single Family Hsg Rev (NE Single Family Hsg Proj.) Series 2015D, 1.45% 9/1/2032 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)(d)	7,665,000	7,665,000
Nebraska Invt Fin Auth Single Family Hsg Rev (NE Single Family Hsg Proj.) Series 2016B, 1.45% 9/1/2032 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)(d)	6,300,000	6,300,000
Nebraska Invt Fin Auth Single Family Hsg Rev (NE Single Family Hsg Proj.) Series 2016D, 1.45% 9/1/2032 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)(d)	6,360,000	6,360,000
Nebraska Invt Fin Auth Single Family Hsg Rev (Ne Single Family Hsg Proj.) Series 2018 B, 1.45% 3/1/2048 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)(d)	12,000,000	12,000,000
Nebraska Invt Fin Auth Single Family Hsg Rev (NE Single Family Hsg Proj.) Series 2018 D, 1.45% 9/1/2048 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)(d)	14,115,000	14,115,000
Nebraska Invt Fin Auth Single Family Hsg Rev (NE Single Family Hsg Proj.) Series 2021 B, 1.45% 9/1/2050 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (c)(d)	20,000,000	20,000,000
TOTAL NEBRASKA		97,750,000
Nevada - 1.1%
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2008 A, 1.65% 3/1/2038, LOC MUFG Bank Ltd/New York NY VRDN (c)(d)	38,600,000	38,600,000
Nevada Hsg Div (Reno Leased Housing Associates I Lllp Proj.) Series 2026, 1.65% 5/1/2044, LOC Barclays Bank PLC VRDN (c)	1,000,000	1,000,000
TOTAL NEVADA		39,600,000
New York - 10.0%
City of New York NY Gen. Oblig. 1.6% 8/1/2038, LOC Sumitomo Mitsui Banking Corp/New York VRDN (c)	4,775,000	4,775,000
City of New York NY Gen. Oblig. 2.85% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	9,380,000	9,380,000
City of New York NY Gen. Oblig. Series 2013 A 3, 2.8% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	1,205,000	1,205,000
City of New York NY Gen. Oblig. Series 2014 D 4, 2.8% 8/1/2040, LOC TD Bank NA VRDN (c)	16,690,000	16,690,000
City of New York NY Gen. Oblig. Series 2015 F 5, 2.85% 6/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (c)	2,170,000	2,170,000
City of New York NY Gen. Oblig. Series 2017 A 7, 2.87% 8/1/2044 (Liquidity Facility BMO Bank NA) VRDN (c)	9,495,000	9,495,000
City of New York NY Gen. Oblig. Series B 4, 2.85% 10/1/2046 (Liquidity Facility Barclays Bank PLC) VRDN (c)	8,715,000	8,715,000
City of New York NY Gen. Oblig. Series B 5, 2.85% 10/1/2046 (Liquidity Facility Barclays Bank PLC) VRDN (c)	6,570,000	6,570,000
City of New York NY Gen. Oblig. Series FISCAL 2019 D 4, 2.85% 12/1/2047 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	5,800,000	5,800,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 3, 2.8% 9/1/2049 (Liquidity Facility Bank of Montreal/Chicago IL) VRDN (c)	17,330,000	17,330,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 2.8% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (c)	9,245,000	9,245,000
City of New York NY Gen. Oblig. Series G 3, 2.8% 2/1/2055 (Liquidity Facility TD Bank NA) VRDN (c)	33,075,000	33,075,000
Metropolitan Transn Auth NY Rv 2.85% 11/1/2035, LOC Bank of America NA VRDN (c)	5,000,000	5,000,000
New York NY City Indl Dev Agy (Various Capital Projects) 2.85% 5/1/2033, LOC Bank of America NA VRDN (c)	6,800,000	6,800,000
New York NY City Transitional Fin Auth Rev Series 2011 A 4, 2.85% 8/1/2039 (Liquidity Facility Barclays Bank PLC) VRDN (c)	24,880,000	24,880,000
New York NY City Transitional Fin Auth Rev Series 2014 B 3, 2.85% 11/1/2042 (Liquidity Facility Barclays Bank PLC) VRDN (c)	3,655,000	3,655,000
New York NY City Transitional Fin Auth Rev Series 2016, 2.85% 8/1/2041 (Liquidity Facility Bank of America NA) VRDN (c)	2,300,000	2,300,000
New York NY City Transitional Fin Auth Rev Series A 4, 2.8% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	12,900,000	12,900,000
New York NY City Transitional Fin Auth Rev Series A-3, 2.86% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	6,450,000	6,450,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2019 C 4, 2.85% 11/1/2044 (Liquidity Facility Barclays Bank PLC) VRDN (c)	24,180,000	24,180,000
New York NY Cty Muni Wtr Fin Auth 2.8% 6/15/2043 (Liquidity Facility TD Bank NA) VRDN (c)	25,005,000	25,005,000
New York NY Cty Muni Wtr Fin Auth Series 2014 AA 3, 2.8% 6/15/2049 (Liquidity Facility TD Bank NA) VRDN (c)	5,640,000	5,640,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 2, 2.85% 6/15/2049 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	8,500,000	8,500,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 4, 2.85% 6/15/2050 (Liquidity Facility Barclays Bank PLC) VRDN (c)	1,595,000	1,595,000
New York NY Cty Muni Wtr Fin Auth Series AA 5, 2.8% 6/15/2048 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (c)	9,375,000	9,375,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2.85% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (c)	7,000,000	7,000,000
New York NY Cty Muni Wtr Fin Auth Series BB 1B, 2.95% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	7,990,000	7,990,000
New York NY Cty Muni Wtr Fin Auth Series BB 2, 2.8% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	6,000,000	6,000,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 CC, 2.85% 6/15/2053 (Liquidity Facility Barclays Bank PLC) VRDN (c)	7,000,000	7,000,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 1, 2.8% 6/15/2055 (Liquidity Facility TD Bank NA) VRDN (c)	17,970,000	17,970,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 CC, 2.8% 6/15/2056 (Liquidity Facility TD Bank NA) VRDN (c)	5,100,000	5,100,000
New York St Hsg Fin Agy Rev (Penmark Realty Corp Proj.) 3.15% 11/1/2034, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (c)(d)	18,100,000	18,100,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 1.45% 11/15/2029, LOC Fannie Mae VRDN (c)(d)	4,100,000	4,100,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 1.6% 5/15/2041, LOC Fannie Mae VRDN (c)(d)	15,100,000	15,100,000
New York St Hsg Fin Agy Rev (Various Capital Projects) Series 2014A, 2.8% 11/1/2046, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (c)	10,600,000	10,600,000
NY Mta Dedicated Tax Fund Series 2008A 1, 2.8% 11/1/2031, LOC TD Bank NA VRDN (c)	4,430,000	4,430,000
Triborough Brdg & Tunl NY Revs Series 2005B 4A, 2.8% 1/1/2032, LOC TD Bank NA VRDN (c)	9,920,000	9,920,000
TOTAL NEW YORK		374,040,000
North Carolina - 2.1%
Atrium Health (Carolinas Healthcare System Proj.) 2.8% 1/15/2044, LOC TD Bank NA VRDN (c)	17,925,000	17,925,000
Cumberland Cnty NC Indl Facs & Pollution Ctl Fing Auth Exempt Facs Rev (Cargill Inc Proj.) Series 2022, 1.61% 8/1/2052 VRDN (c)(d)	2,900,000	2,900,000
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 1.8% 11/1/2033 VRDN (c)(d)	50,000	50,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 1.65% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (c)	1,300,000	1,300,000
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 B, 2.8% 1/1/2050 (Liquidity Facility TD Bank NA) VRDN (c)	31,500,000	31,500,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017C, 2.9% 10/1/2039, LOC Truist Bank VRDN (c)	13,310,000	13,310,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017D, 2.9% 10/1/2032, LOC Truist Bank VRDN (c)	9,900,000	9,900,000
TOTAL NORTH CAROLINA		76,885,000
Ohio - 2.9%
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 1.61% 5/1/2049, LOC Northern Trust CO Chicago VRDN (c)	1,800,000	1,800,000
Franklin Cnty OH Hosp Facs Rev (Ohiohealth Corporation Proj.) Series 2011D, 1.55% 11/15/2033 VRDN (c)	22,800,000	22,800,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 1.6% 7/1/2029, LOC Northern Trust CO Chicago VRDN (c)	1,330,000	1,330,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 1.57% 5/15/2037 VRDN (c)	4,000,000	4,000,000
Montgomery Cnty OH Hosp Rev (Premier Health Partners Proj.) Series 2019 C, 2.85% 11/15/2045, LOC PNC Bank NA VRDN (c)	9,370,000	9,370,000
Ohio St Adult Correctional Cap Facs (Ohio St Proj.) Series 2019 C, 1.45% 10/1/2039 VRDN (c)	45,000,000	45,000,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 2.8% 1/15/2046, LOC Royal Bank of Canada/New York NY VRDN (c)	1,450,000	1,450,000
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series G, 1.65% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (c)(d)	9,985,000	9,985,000
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series H, 1.55% 3/1/2036 (Liquidity Facility State of Ohio) VRDN (c)(d)	7,420,000	7,420,000
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series I, 1.65% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (c)(d)	3,910,000	3,910,000
TOTAL OHIO		107,065,000
Pennsylvania - 2.1%
Del Cnty PA Ida Arpt Facs (United Parcel Service Inc Proj.) Series 2015, 2.85% 9/1/2045 VRDN (c)	44,910,000	44,910,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 1.6% 12/1/2039, LOC PNC Bank NA VRDN (c)	5,270,000	5,270,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 2.85% 11/1/2061, LOC Bank of America NA VRDN (c)	10,610,000	10,610,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D2, 2.9% 11/1/2061, LOC PNC Bank NA VRDN (c)	17,300,000	17,300,000
TOTAL PENNSYLVANIA		78,090,000
South Carolina - 1.0%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 1.95% 3/1/2029 VRDN (c)(d)	3,625,000	3,625,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 1.95% 4/1/2031 VRDN (c)(d)	2,185,000	2,185,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 1.95% 8/1/2029 VRDN (c)(d)	2,713,000	2,713,000
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018B, 2.8% 5/1/2048, LOC TD Bank NA VRDN (c)	6,680,000	6,680,000
South Carolina Jobs-Economic Dev Auth Hosp Rev (Prisma Health Proj.) Series 2018C, 2.8% 5/1/2048, LOC TD Bank NA VRDN (c)	23,320,000	23,320,000
TOTAL SOUTH CAROLINA		38,523,000
Tennessee - 0.9%
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 1/1/2033, LOC Bank of America NA VRDN (c)	1,500,000	1,500,000
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 11/1/2035, LOC Bank of America NA VRDN (c)	9,965,000	9,965,000
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 2.93% 2/1/2038, LOC Bank of America NA VRDN (c)	10,545,000	10,545,000
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 1.87% 6/1/2036, LOC Truist Bank VRDN (c)	1,970,000	1,970,000
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 1.75% 11/1/2034 VRDN (c)(d)	1,000,000	1,000,000
Montgomery Cnty TN Pub Bldg Au 2.9% 2/1/2036, LOC Bank of America NA VRDN (c)	6,515,000	6,515,000
Montgomery Cnty TN Pub Bldg Au 2.9% 7/1/2034, LOC Bank of America NA VRDN (c)	1,000,000	1,000,000
TOTAL TENNESSEE		32,495,000
Texas - 8.3%
Calhoun Cnty Tex Nav Dist Environmental Facs Rev (Formosa Plastics Corp Proj.) 1.55% 5/1/2034, LOC Citibank NA VRDN (c)(d)	5,000,000	5,000,000
Calhoun Cnty TX Nav Dist Pol (Formosa Plastics Corp Texas Proj.) 1.55% 9/1/2032, LOC Citibank NA VRDN (c)(d)	10,000,000	10,000,000
Calhoun Port Auth TX Environmental Facs Rev (Formosa Plastics Corp Texas Proj.) 1.61% 11/1/2037, LOC PNC Bank NA VRDN (c)(d)	11,330,000	11,330,000
Calhoun Port Auth TX Environmental Facs Rev (Formosa Plastics Corp Texas Proj.) 1.61% 11/1/2038, LOC Bank of America NA VRDN (c)(d)	4,400,000	4,400,000
Dallas-Fort Worth Intl Arpt TX (United Parcel Service Inc Proj.) 2.88% 5/1/2032 VRDN (c)(d)	29,050,000	29,050,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 A, 2.85% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (c)	7,240,000	7,240,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 D, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	3,345,000	3,345,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 E, 2.85% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	3,970,000	3,970,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 F, 1.57% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (c)	15,800,000	15,800,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025B, 2.85% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (c)	31,200,000	31,200,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025G, 2.85% 12/1/2060 (Liquidity Facility PNC Bank NA) VRDN (c)	4,400,000	4,400,000
Harris Cnty TX Hosp Dist Rev 1.61% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (c)	3,700,000	3,700,000
Harris Cnty TX Idc Pcr (Exxon Capital Ventures Inc Proj.) 2.9% 8/15/2027 (Exxon Mobil Corp Guaranteed) VRDN (c)(d)	7,400,000	7,400,000
Houston TX Util Sys Rev 1.59% 5/15/2034, LOC Royal Bank of Canada/New York NY VRDN (c)	1,800,000	1,800,000
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 1.85% 8/1/2038 VRDN (c)(d)	4,400,000	4,400,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.85% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (c)	6,345,000	6,345,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.9% 11/1/2029 (Exxon Mobil Corp Guaranteed) VRDN (c)(d)	1,155,000	1,155,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.9% 12/1/2039 (Exxon Mobil Corp Guaranteed) VRDN (c)(d)	1,180,000	1,180,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Capital Ventures Inc Proj.) 2.9% 3/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (c)(d)	2,505,000	2,505,000
Lower Nchs Vly Ath TX Idcrp Re (Exxon Mobil Corp Proj.) 2.9% 4/1/2029 VRDN (c)(d)	16,400,000	16,400,000
Lower Nchs Vly Ath TX Idcrp Re (Onyx Environmental Svcs Llc Proj.) Series 2003, 1.69% 5/1/2028, LOC Bank of America NA VRDN (c)(d)	10,250,000	10,250,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.85% 11/1/2051 (Exxon Mobil Corp Guaranteed) VRDN (c)	15,390,000	15,390,000
Lower Neches Valley Auth Tex (Exxon Capital Ventures Inc Proj.) 2.85% 5/1/2046 (Exxon Mobil Corp Guaranteed) VRDN (c)	30,000,000	30,000,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 1.71% 4/1/2035 VRDN (c)(d)	25,000,000	25,000,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 1.71% 4/1/2036 VRDN (c)(d)	11,000,000	11,000,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 1.71% 4/1/2037 VRDN (c)(d)	22,500,000	22,500,000
Port Port Arthur TX Nav Dist R (Total Petrochemicals &Refining Sa/Nv Proj.) 1.62% 4/1/2027 (TotalEnergies SE Guaranteed) VRDN (c)(d)	10,000,000	10,000,000
Port Port Arthur TX Nav Dist R (Total Petrochemicals &Refining Sa/Nv Proj.) 1.62% 5/1/2035 (TotalEnergies SE Guaranteed) VRDN (c)(d)	10,000,000	10,000,000
Texas State Gen. Oblig. 1.7% 12/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	1,000,000	1,000,000
Texas State Gen. Oblig. 1.7% 12/1/2042 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	500,000	500,000
Texas State Gen. Oblig. 1.7% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	700,000	700,000
Texas State Gen. Oblig. 1.7% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (c)	705,000	705,000
Texas State Gen. Oblig. Series 2017, 1.6% 12/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (c)	700,000	700,000
TOTAL TEXAS		308,365,000
Virginia - 1.3%
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020C, 2.8% 7/1/2052, LOC TD Bank NA VRDN (c)	7,600,000	7,600,000
VA Small Business Fing Auth Hosp Rev (Carilion Health System Proj.) Series 2008 B, 2.8% 7/1/2042, LOC TD Bank NA VRDN (c)	25,840,000	25,840,000
Winchester VA Economic Dev Auth Rev (Valley Health Proj.) Series 2024B 1, 2.9% 1/1/2054, LOC Truist Bank VRDN (c)	12,790,000	12,790,000
Winchester VA Economic Dev Auth Rev (Valley Health Proj.) Series 2024B 2, 2.9% 1/1/2054, LOC Truist Bank VRDN (c)	2,200,000	2,200,000
TOTAL VIRGINIA		48,430,000
Washington - 0.5%
Washington St Hsg Fin Comm Mf (Redm Llc Proj.) 1.66% 7/1/2041, LOC Federal Home Loan Bank of San Francisco VRDN (c)(d)	19,250,000	19,250,000
West Virginia - 1.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 1.77% 2/1/2036 VRDN (c)(d)	22,400,000	22,400,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2008 A, 1.63% 2/1/2036 VRDN (c)(d)	27,800,000	27,800,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 1.85% 11/1/2065 (Nucor Corp Guaranteed) VRDN (c)(d)	200,000	200,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 1.9% 11/1/2065 (Nucor Corp Guaranteed) VRDN (c)(d)	1,400,000	1,400,000
TOTAL WEST VIRGINIA		51,800,000
Wisconsin - 2.0%
Green Bay Wis Redev Auth Exempt Fac Redev Rev (Green Bay Wis Pkg Sys Rev Proj.) Series 2019, 1.62% 7/1/2047, LOC Wells Fargo Bank NA VRDN (c)(d)(f)	21,500,000	21,500,000
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 C, 2.85% 4/1/2048 (Liquidity Facility BMO Bank NA) VRDN (c)	3,350,000	3,350,000
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2021 B, 2.9% 4/1/2048 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (c)	18,510,000	18,510,000
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 D, 1.55% 4/1/2055 VRDN (c)	31,200,000	31,200,000
TOTAL WISCONSIN		74,560,000
Wyoming - 0.3%
Laramie Cnty WY Indl Dev Rev (Cheyenne Light, Fuel & Pwr Co Proj.) 1.6% 3/1/2027, LOC Wells Fargo Bank NA VRDN (c)(d)	8,300,000	8,300,000
Lincoln Cnty Wyo Pcr (Exxon Capital Ventures Inc Proj.) Series 2014, 2.85% 10/1/2044 (Exxon Mobil Corp Guaranteed) VRDN (c)	2,300,000	2,300,000
TOTAL WYOMING		10,600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,798,178,000)		2,798,178,000

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,727,753,107)	3,727,753,107
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,237,263
NET ASSETS - 100.0%	3,731,990,370

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,100,000 or 0.1% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,500,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Shelby Cnty TN Health Edl & Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 1.62% 9/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	5,100,000

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Tender Option Bond	929,575,107	-	929,575,107	-

Variable Rate Demand Note	2,798,178,000	-	2,798,178,000	-
Total Investments in Securities:	3,727,753,107	-	3,727,753,107	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,727,753,107)		$3,727,753,107
Cash		2,423,997
Interest receivable		11,581,877
Other receivables		7,182
Total assets		3,741,766,163
Liabilities
Payable for investments purchased	$2,423,288
Distributions payable	7,345,325
Other payables and accrued expenses	7,180
Total liabilities		9,775,793
Net Assets		$3,731,990,370
Net Assets consist of:
Paid in capital		$3,731,978,447
Total accumulated earnings (loss)		11,923
Net Assets		$3,731,990,370
Net Asset Value, offering price and redemption price per share ($3,731,990,370 ÷ 3,731,170,188 shares)		$1.0002
Statement of Operations
Year ended May 31, 2026
Investment Income
Interest		$90,564,299
Expenses
Custodian fees and expenses	$40,872
Independent trustees' fees and expenses	7,991
Total expenses before reductions	48,863
Expense reductions	(40,462)
Total expenses after reductions		8,401
Net Investment income (loss)		90,555,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	41,703
Total net realized gain (loss)		41,703
Net increase in net assets resulting from operations		$90,597,601
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,555,898	$90,129,219
Net realized gain (loss)	41,703	8,735
Change in net unrealized appreciation (depreciation)	-	(1,198)
Net increase in net assets resulting from operations	90,597,601	90,136,756
Distributions to shareholders	(90,588,281)	(90,128,941)

Affiliated share transactions
Proceeds from sales of shares	17,626,388,658	17,208,561,163
Cost of shares redeemed	(18,100,047,310)	(14,994,689,974)

Net increase (decrease) in net assets and shares resulting from share transactions	(473,658,652)	2,213,871,189
Total increase (decrease) in net assets	(473,649,332)	2,213,879,004

Net Assets
Beginning of period	4,205,639,702	1,991,760,698
End of period	$3,731,990,370	$4,205,639,702

Other Information
Shares
Sold	17,622,864,085	17,205,120,139
Redeemed	(18,096,428,024)	(14,991,691,636)
Net increase (decrease)	(473,563,939)	2,213,428,503

Financial Highlights
Fidelity® Municipal Cash Central Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0253	.0302	.0349	.0220	.0016
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.0001
Total from investment operations	.0253	.0302	.0349	.0220	.0017
Distributions from net investment income	(.0253)	(.0302)	(.0349)	(.0220)	(.0016)
Distributions from net realized gain	- B	-	-	- B	- B
Total distributions	(.0253)	(.0302)	(.0349)	(.0220)	(.0017) C
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Total Return D	2.56%	3.07%	3.54%	2.22%	.17%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	2.48%	2.92%	3.46%	2.25%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$3,731,990	$4,205,640	$1,991,761	$1,996,665	$1,856,209

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$3,727,753,107

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$534
Undistributed ordinary income	$11,390
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:
	May 31, 2026	May 31, 2025
Tax-exempt Income	$90,555,656	$90,128,941
Long-term Capital Gains	32,625	-
Total	$90,588,281	$90,128,941

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Cash Central Fund	1,310,845,000	1,016,515,000	-
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $40,462.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Municipal Cash Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2026 $16,491 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 41.47% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.743117.126
MCC-ANN-0726
Fidelity® Cash Central Fund

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Cash Central Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 40.4%
	Maturity Amount ($)	Value ($)
Investments in repurchase agreements in a joint trading account at 3.61%, dated 5/29/2026 due 6/1/2026 (Collateralized by U.S. Government Obligations)#	19,729,747,581	19,723,814,000
Investments in repurchase agreements in a joint trading account at 3.61%, dated 5/29/2026 due 6/1/2026 (Collateralized by U.S. Government Obligations)#	392,353,998	392,236,000
Repurchase Agreements*	6,311,861,854	6,309,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,425,050,000)		26,425,050,000

Commercial Paper - 0.6%
	Yield (%) (b)	Principal Amount (a)	Value ($)
DZ Bank NY Branch 3.61% 6/1/2026 (Cost $400,000,000)	3.61	400,000,000	399,879,668

Time Deposits - 4.6%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Credit Agricole CIB 3.62% 6/1/2026	3.62	200,000,000	200,000,000
Mizuho Bank Ltd NY Branch 3.62% 6/1/2026	3.62	819,000,000	819,000,000
Skandinaviska Enskild Bkny 3.61% 6/1/2026	3.61	2,000,000,000	2,000,000,000
TOTAL TIME DEPOSITS (Cost $3,019,000,000)			3,019,000,000

U.S. Government Agency - Debt - 0.3%
	Yield (%) (b)	Principal Amount (a)	Value ($)
Federal Home Loan Bank Discount Notes 0% 7/8/2026 (Cost $195,268,757)	3.64	196,000,000	195,214,910

U.S. Treasury Obligations - 54.5%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/8/2026	3.71	26,000,000	25,663,513
US Treasury Bills 0% 6/11/2026	3.64	1,200,000,000	1,198,793,664
US Treasury Bills 0% 6/16/2026	3.64	1,150,000,000	1,148,257,865
US Treasury Bills 0% 6/18/2026	3.61 to 3.64	1,598,162,500	1,595,421,092
US Treasury Bills 0% 6/2/2026	3.63	575,000,000	574,943,041
US Treasury Bills 0% 6/23/2026	3.64	1,850,000,000	1,845,891,557
US Treasury Bills 0% 6/25/2026	3.67	625,000,000	623,487,706
US Treasury Bills 0% 6/30/2026	3.63	1,300,000,000	1,296,202,505
US Treasury Bills 0% 6/4/2026	3.63 to 3.64	1,900,000,000	1,899,422,077
US Treasury Bills 0% 6/9/2026	3.64	1,125,000,000	1,124,093,126
US Treasury Bills 0% 7/14/2026	3.63 to 3.64	2,496,000,000	2,485,218,005
US Treasury Bills 0% 7/16/2026	3.65	1,280,000,000	1,274,216,000
US Treasury Bills 0% 7/2/2026	3.65	1,180,000,000	1,176,326,754
US Treasury Bills 0% 7/21/2026	3.62 to 3.65	1,505,000,000	1,497,433,718
US Treasury Bills 0% 7/23/2026	3.64	1,195,000,000	1,188,723,430
US Treasury Bills 0% 7/28/2026	3.64 to 3.68	1,259,000,000	1,251,757,917
US Treasury Bills 0% 7/7/2026	3.63	925,000,000	921,645,950
US Treasury Bills 0% 7/9/2026	3.64 to 3.67	1,930,000,000	1,922,609,973
US Treasury Bills 0% 8/11/2026	3.64	1,300,000,000	1,290,791,476
US Treasury Bills 0% 8/13/2026	3.64 to 3.69	588,000,000	583,719,525
US Treasury Bills 0% 8/18/2026	3.66 to 3.67	615,000,000	610,214,660
US Treasury Bills 0% 8/20/2026	3.63	494,000,000	490,054,402
US Treasury Bills 0% 8/25/2026	3.65	615,000,000	609,808,619
US Treasury Bills 0% 8/27/2026	3.63	615,000,000	609,656,683
US Treasury Bills 0% 8/4/2026	3.66	635,000,000	630,896,827
US Treasury Bills 0% 8/6/2026	3.64 to 3.68	1,323,000,000	1,314,221,392
US Treasury Bills 0% 9/1/2026	3.66	1,110,000,000	1,099,781,384
US Treasury Bills 0% 9/10/2026	3.60	469,200,000	464,470,295
US Treasury Bills 0% 9/15/2026	3.66	875,000,000	865,667,031
US Treasury Bills 0% 9/22/2026	3.63 to 3.67	1,271,000,000	1,256,547,929
US Treasury Bills 0% 9/24/2026	3.70	298,900,000	295,444,510
US Treasury Bills 0% 9/29/2026	3.67 to 3.72	671,000,000	662,940,243
US Treasury Bills 0% 9/3/2026	3.60	559,800,000	554,554,226
US Treasury Bills 0% 9/8/2026	3.65 to 3.67	715,000,000	707,912,327
US Treasury Notes 0.625% 7/31/2026	3.72	30,000,000	29,847,266
US Treasury Notes 0.75% 8/31/2026	3.72	31,000,000	30,771,859
US Treasury Notes 0.875% 6/30/2026	3.73	14,000,000	13,968,175
US Treasury Notes 0.875% 9/30/2026	3.75	7,000,000	6,934,648
US Treasury Notes 1.5% 8/15/2026	3.77 to 3.81	146,000,000	145,304,220
US Treasury Notes 1.875% 6/30/2026	3.67	30,000,000	29,955,393
US Treasury Notes 1.875% 7/31/2026	3.69 to 3.71	94,000,000	93,717,266
US Treasury Notes 3.5% 9/30/2026	3.76	15,000,000	14,986,406
US Treasury Notes 4.375% 7/31/2026	3.73 to 3.74	87,000,000	87,091,758
US Treasury Notes 4.375% 8/15/2026	3.77 to 3.78	32,000,000	32,037,500
US Treasury Notes 4.625% 6/30/2026	3.74 to 3.75	47,000,000	47,031,745
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,628,914,989)			35,628,435,658

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $65,668,233,746)	65,667,580,236
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(273,103,580)
NET ASSETS - 100.0%	65,394,476,656

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Barclays Bank PLC	3.61	5/2026	6/2026	3,251,000,000	3,251,978,009	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 11/2045	3,317,017,622
Credit AG	3.61	5/2026	6/2026	781,000,000	781,234,951	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 11/2055	798,124,359
Fixed Income Clearing Corp - BNYM	3.61	5/2026	6/2026	1,952,000,000	1,952,587,227	U.S. Treasuries (including strips)	1.88 - 4.00	10/2028 - 2/2041	1,991,040,049
JP Morgan Securities LLC	3.92(c)	5/2026	6/2026	325,000,000	326,061,667	Equities	N/A	N/A	351,191,102
Total Repurchase Agreements				6,309,000,000	6,311,861,854				6,457,373,132

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Repurchase Agreements	26,425,050,000	-	26,425,050,000	-

Commercial Paper	399,879,668	-	399,879,668	-

Time Deposits	3,019,000,000	-	3,019,000,000	-

U.S. Government Agency - Debt	195,214,910	-	195,214,910	-

U.S. Treasury Obligations	35,628,435,658	-	35,628,435,658	-
Total Investments in Securities:	65,667,580,236	-	65,667,580,236	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$19,723,814,000 due 06/01/2026 at 3.61%
Bank of Nova Scotia/The	800,000,000
Citigroup Global Capital Markets Inc	10,836,144,000
JPMorgan Securities LLC	4,977,475,000
Sumitomo Mitsui Banking Corp/New York	2,010,195,000
Wells Fargo Bank NA	400,000,000
Wells Fargo Securities LLC	700,000,000
19,723,814,000
$392,236,000 due 06/01/2026 at 3.61%
JPMorgan Securities LLC	392,236,000
392,236,000
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including repurchase agreements of $26,425,050,000) - See accompanying schedule: Unaffiliated issuers (cost $65,668,233,746)		$65,667,580,236
Cash		450,596,681
Receivable for investments sold		707,454,732
Interest receivable		14,576,956
Receivable for interfund loans		52,973,000
Other affiliated receivables		20,209
Other receivables		235,860
Total assets		66,893,437,674
Liabilities
Payable for investments purchased	$1,311,276,933
Distributions payable	187,398,444
Other payables and accrued expenses	285,641
Total liabilities		1,498,961,018
Net Assets		$65,394,476,656
Net Assets consist of:
Paid in capital		$65,395,090,086
Total accumulated earnings (loss)		(613,430)
Net Assets		$65,394,476,656
Net Asset Value, offering price and redemption price per share ($65,394,476,656 ÷ 65,382,961,957 shares)		$1.0002
Statement of Operations
Year ended May 31, 2026
Investment Income
Interest (including $3,414,796 from affiliated interfund lending)		$2,206,981,204
Expenses
Custodian fees and expenses	$230,259
Independent trustees' fees and expenses	118,648
Total expenses		348,907
Net Investment income (loss)		2,206,632,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33,740)
Total net realized gain (loss)		(33,740)
Change in net unrealized appreciation (depreciation) on investment securities		(1,925,595)
Net gain (loss)		(1,959,335)
Net increase in net assets resulting from operations		$2,204,672,962
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,206,632,297	$2,380,089,392
Net realized gain (loss)	(33,740)	77,799
Change in net unrealized appreciation (depreciation)	(1,925,595)	(2,499,920)
Net increase in net assets resulting from operations	2,204,672,962	2,377,667,271
Distributions to shareholders	(2,206,630,734)	(2,380,094,739)

Affiliated share transactions
Proceeds from sales of shares	687,216,168,295	589,077,444,580
Reinvestment of distributions	62,885	71,933
Cost of shares redeemed	(676,889,526,828)	(582,416,954,869)

Net increase (decrease) in net assets and shares resulting from share transactions	10,326,704,352	6,660,561,644
Total increase (decrease) in net assets	10,324,746,580	6,658,134,176

Net Assets
Beginning of period	55,069,730,076	48,411,595,900
End of period	$65,394,476,656	$55,069,730,076

Other Information
Shares
Sold	687,073,874,815	588,959,174,271
Issued in reinvestment of distributions	62,872	71,919
Redeemed	(676,748,805,289)	(582,299,777,527)
Net increase (decrease)	10,325,132,398	6,659,468,663

Financial Highlights
Fidelity® Cash Central Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0003	$1.0002	$1.0002	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0398	.0476	.0536	.0354	.0016
Net realized and unrealized gain (loss)	- B	(.0001)	.0001	- B	- B
Total from investment operations	.0398	.0475	.0537	.0354	.0016
Distributions from net investment income	(.0398)	(.0476)	(.0536)	(.0354)	(.0016)
Total distributions	(.0398)	(.0476)	(.0536)	(.0354)	(.0016)
Net asset value, end of period	$1.0002	$1.0002	$1.0003	$1.0002	$1.0002
Total Return C	4.06%	4.85%	5.51%	3.59%	.15%
Ratios to Average Net Assets A,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	3.97%	4.74%	5.37%	3.42%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$65,394,477	$55,069,730	$48,411,596	$41,063,802	$52,890,259

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$263,805
Gross unrealized depreciation	(917,315)
Net unrealized appreciation (depreciation)	$(653,510)
Tax Cost	$65,668,233,746

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$40,081
Net unrealized appreciation (depreciation) on securities and other investments	$(653,510)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$2,206,630,734	$2,380,094,739

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Cash Central Fund	$235,860

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	23,167,656	4.08%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Cash Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 39.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,213,247,118 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $2,206,630,734 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.743118.126
TCC-ANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026